UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07763

LITMAN GREGORY FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
Orinda, CA  94563
(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Litman Gregory Masters Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 95.3%
Consumer Discretionary: 13.6%
17,540	Amazon.com, Inc. *	$4,460,773
92,000	American Eagle Outfitters, Inc.	1,939,360
56,000	Comcast Corp.	1,948,800
85,300	DIRECTV - Class A *	4,474,838
62,000	Drew Industries, Inc. *	1,873,020
97,000	Express, Inc. *	1,437,540
50,300	Foot Locker, Inc.	1,785,650
166,200	HSN, Inc.	8,152,110
172,500	Interpublic Group of Companies, Inc.	1,918,200
48,880	Las Vegas Sands Corp.	2,266,565
136,500	Lear Corp.	5,158,335
55,010	Lennar Corp.	1,912,698
40,500	Starbucks Corp.	2,055,375
		39,383,264
Consumer Staples: 1.1%
17,620	Costco Wholesale Corp.	1,764,202
85,000	Prestige Brands Holdings, Inc. *	1,441,600
		3,205,802
Energy: 9.9%
173,900	Canadian Natural Resources Ltd.	5,354,381
143,100	Cenovus Energy, Inc.	4,987,035
323,000	Chesapeake Energy Corp.	6,095,010
158,000	McDermott International, Inc. *	1,930,760
23,800	National Oilwell Varco, Inc.	1,906,618
64,000	Newfield Exploration Co. *	2,004,480
81,700	PDC Energy, Inc. *	2,584,171
53,700	Schlumberger Ltd.	3,884,121
		28,746,576
Finance: 24.8%
22,557	Alleghany Corp. *	7,780,812
180,600	American Express Co.	10,268,916
107,500	AON Plc	5,621,175
508,200	Bank of New York Mellon Corp.	11,495,484
35,000	BB&T Corp.	1,160,600
56	Berkshire Hathaway, Inc. - Class A *	7,431,200
133,500	Blackstone Group L.P. (The)	1,906,380
288,000	BM&FBovespa S.A.	1,739,559
280,000	CapitalSource, Inc.	2,122,400
141,340	CBRE Group, Inc. *	2,602,069
448,100	Cheung Kong Holdings Ltd. - ADR	6,488,488
14,900	Fairfax Financial Holdings Ltd.	5,763,767
64,000	Loews Corp.	2,640,640
91,900	Ocwen Financial Corp. *	2,518,979
70,150	Wells Fargo & Co.	2,422,280
		71,962,749

Health Care, Pharmaceuticals & Biotechnology: 8.0%
17,800	Alexion Pharmaceuticals, Inc. *	$2,036,320
15,213	Allergan, Inc.	1,393,207
65,900	Ariad Pharmaceuticals, Inc. *	1,596,428
13,000	athenahealth, Inc. *	1,193,010
16,000	Computer Programs & Systems, Inc.	888,800
40,538	HCA Holdings, Inc.	1,347,888
285,400	Health Net, Inc. *	6,424,354
14,100	Humana, Inc.	989,115
30,600	Merck & Co., Inc.	1,380,060
176,900	Omnicare, Inc.	6,009,293
		23,258,475
Industrials: 10.9%
75,600	ACS Actividades de Construccion y Servicios S.A.	1,558,100
111,200	Atlas Air Worldwide Holdings, Inc. *	5,741,256
110,300	FedEx Corp.	9,333,586
81,000	Hertz Global Holdings, Inc. *	1,112,130
42,000	Hochtief AG	1,968,819
28,000	Iron Mountain, Inc.	955,080
72,700	Quad / Graphics, Inc.	1,232,992
77,900	Snap-on, Inc.	5,598,673
90,000	Tetra Tech, Inc. *	2,363,400
13,400	Valmont Industries, Inc.	1,762,100
		31,626,136
Materials: 3.9%
26,500	Agnico-Eagle Mines Ltd.	1,374,820
25,000	Ashland, Inc.	1,790,000
590,553	Cemex S.A.B. de C.V. - ADR	4,919,306
35,500	Freeport-McMoRan Cooper & Gold, Inc.	1,405,090
19,500	Monsanto Co.	1,774,890
		11,264,106
Technology: 21.2%
15,270	Apple, Inc.	10,189,060
28,620	ASML Holding N.V.	1,536,322
64,290	Broadcom Corp.	2,223,148
147,500	Corning, Inc.	1,939,625
513,000	Dell, Inc.	5,058,180
48,540	Digimarc Corp.	1,080,015
108,380	Facebook, Inc. *	2,346,427
20,100	Fairchild Semiconductor International, Inc. *	263,712
10,150	Google, Inc. - Class A *	7,658,175
136,300	JDA Software Group, Inc. *	4,331,614
123,740	Juniper Networks, Inc. *	2,117,191
21,300	MercadoLibre, Inc.	1,758,315
83,000	Molex, Inc.	1,802,760
24,670	Palo Alto Networks, Inc. *	1,518,932
33,000	QUALCOMM, Inc.	2,062,170
15,100	Salesforce.com, Inc. *	2,305,619
21,750	Stratasys, Inc. *	1,183,200
290,000	Symmetricom, Inc. *	2,021,300
60,000	Visa, Inc. - Class A	8,056,800
132,000	Yahoo!, Inc. *	2,108,700
		61,561,265

Telecommunication Services: 1.9%
239,165	Level 3 Communications, Inc. *	$5,493,620

TOTAL COMMON STOCKS
(cost $254,609,697)	276,501,993

Principal
Amount	Value
SHORT-TERM INVESTMENTS: 5.0%
REPURCHASE AGREEMENTS: 5.0%
$14,607,000	FICC, 0.010%, 09/28/2012, due 10/01/2012 [collateral: par value $14,515,000,
U.S. Treasury Notes, 1.500%, due 07/31/2016; Federal Home Loan Bank, 0.350%,
07/17/2013; value $14,916,917] (proceeds $14,607,000)	14,607,000

TOTAL REPURCHASE AGREEMENTS
(cost $14,607,000)	14,607,000

TOTAL SHORT-TERM INVESTMENTS
(cost $14,607,000)	14,607,000

TOTAL INVESTMENTS IN SECURITIES
(cost $269,216,697): 100.3%	291,108,993

Liabilities in Exess of Other Assets: (0.3%)	(1,022,725)

Net Assets: 100.0%	$290,086,268

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$269,216,697
Gross unrealized appreciation	62,264,557
Gross unrealized depreciation	(40,372,261)
Net unrealized appreciation	$21,892,296

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2012. These assets are measured on a recurring basis.

Equity Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$265,094,199	$-	$-	$265,094,199
Depository Receipts	$11,407,794	$-	$-	$11,407,794
Total Equity	$276,501,993	$-	$-	$276,501,993
Short-Term Investments	$-	$14,607,000	$-	$14,607,000
Total Investments in Securities	$276,501,993	$14,607,000	$-	$291,108,993
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of September 30, 2012.

Litman Gregory Masters International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 93.9%
Belgium: 2.1%
344,355	Anheuser-Busch InBev N.V.	$29,295,938

Brazil: 6.0%
1,196,600	BR Malls Participacoes S.A.	16,608,791
2,267,190	BRF - Brasil Foods S.A.	39,137,282
2,722,100	Cyrela Brazil Realty S.A. Empreedimentos e Participacoes	23,354,144
2,556,042	GP Investments Ltd. - BDR *	5,469,761
		84,569,978
Canada: 4.8%
1,491,000	Kinross Gold Corp.	15,247,228
482,170	Potash Corp. of Saskatchewan, Inc.	20,935,821
554,100	Valeant Pharmaceuticals International, Inc. *	30,625,107
		66,808,156
China: 1.8%
210,700	Baidu, Inc. - ADR *	24,613,974

Denmark: 1.7%
147,238	Novo Nordisk A/S	23,271,560

France: 6.0%
489,500	BNP Paribas S.A.	23,273,381
374,389	Nexans S.A.	17,588,609
398,600	Publicis Groupe S.A.	22,318,517
343,392	Schneider Electric S.A.	20,333,252
		83,513,759
Germany: 11.0%
174,310	Allianz SE	20,750,390
924,326	Daimler AG	44,761,334
256,249	Kabel Deutschland Holding AG	18,288,298
111,755	Linde AG	19,253,587
178,013	Muenchener Rueckversicherungs AG	27,807,880
320,226	SAP AG	22,689,602
		153,551,091
Greece: 0.6%
460,762	Titan Cement Co. S.A.	8,886,031

Hong Kong: 6.1%
8,445,600	AIA Group Ltd.	31,314,087
1,086,000	Cheung Kong Holdings Ltd.	15,910,344
6,463,000	China Merchants Holdings International Co. Ltd.	19,962,323
11,690,000	China Unicom Hong Kong Ltd.	19,176,663
		86,363,417
Ireland: 2.8%
1,150,000	Fly Leasing Ltd. - ADR	15,536,500
766,129	Seagate Technology Plc	23,749,999
		39,286,499
Italy: 1.5%
2,136,100	Fiat Industrial SpA	20,886,260

Japan: 8.9%
756,900	Canon, Inc.	$24,235,954
12,425,000	Daiwa Securities Group, Inc.	47,359,151
133,000	FANUC CORP.	21,472,536
2,175,000	Ichiyoshi Securities Co. Ltd.	10,858,252
1,074,000	Mitsui Fudosan Co. Ltd.	21,543,404
		125,469,297
Netherlands: 1.1%
296,993	LyondellBasell Industries N.V.	15,342,658

Poland: 1.6%
11,398,616	Netia S.A.	21,909,796

Russia: 1.6%
940,314	Yandex N.V. *	22,670,971

Singapore: 0.2%
1,599,000	Global Logistic Properties Ltd.	3,272,845

South Korea: 2.9%
408,340	LG Corp.	22,852,417
14,655	Samsung Electronics Co. Ltd.	17,748,053
		40,600,470
Spain: 1.7%
1,838,000	Ferrovial S.A.	23,926,568

Sweden: 1.2%
3,239,800	D. Carnegie AB #	0
1,231,611	Elekta AB	16,267,834
		16,267,834
Switzerland: 11.1%
466,000	Adecco S.A.	22,189,532
1,461,780	Credit Suisse Group AG	30,992,846
203,700	Kuehne & Nagel International AG	23,013,766
308,926	Pargesa Holding S.A.	20,474,564
196,822	Roche Holdings AG	36,788,963
496,340	Transocean Ltd.	22,280,702
		155,740,373
Taiwan: 1.3%
35,405,341	Yuanta Financial Holding Co. Ltd.	18,600,380

United Arab Emirates: 1.0%
14,393,857	Emaar Properties PJSC	13,637,523

United Kingdom: 16.3%
267,000	AON Plc	13,961,430
4,645,689	Barclays Plc	16,101,772
804,543	BG Group Plc	16,223,608
564,544	BHP Billiton Plc	17,531,404
500,991	British American Tobacco Plc	25,696,675
1,967,700	Carpetright Plc	20,855,107
756,700	Delphi Automotive Plc *	23,457,700
5,455,226	Segro Plc	19,959,238
27,168,728	Taylor Wimpey Plc	23,798,923
655,754	Telecity Group Plc	9,473,156
776,739	Tullow Oil Plc	17,166,583
392,368	Whitbread Plc	14,355,714

671,378	Xstrata Plc	10,370,365
		228,951,675
United States: 0.6%
489,200	Hewlett-Packard Co.	$8,345,752

TOTAL COMMON STOCKS
	(cost $1,294,871,689)	1,315,782,805

Principal
Amount ^		Value
CONVERTIBLE BONDS: 0.5%
United Kingdom: 0.5%
	Credit Suisse Group (Guernsey) V Ltd.
$2,156,000 (GBP)	4.000%, 03/29/2013	2,828,029
	Credit Suisse Group (Guernsey) V Ltd. (a)
$2,911,000 (GBP)	4.000%, 03/29/2013	3,818,365
		6,646,394
TOTAL CONVERTIBLE BONDS
	(cost $5,192,164)	6,646,394

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 5.5%
REPURCHASE AGREEMENTS: 5.5%
$77,485,000	FICC, 0.010%, 09/28/2012, due 10/01/2012 [collateral: par value $78,565,000,
	U.S. Treasury Note, 0.250%, due 06/30/2014; U.S. Treasury Note, 1.500%, 07/31/2016;
	value $79,038,543] (proceeds $77,485,000)	77,485,000

TOTAL REPURCHASE AGREEMENTS
	(cost $77,485,000)	77,485,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $77,485,000)	77,485,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,377,548,853): 99.9%	1,399,914,199

Other Assets and Liabilities: 0.1%		1,717,971

Net Assets: 100.0%		$1,401,632,170

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
*	Non-Income Producing Security
^	Principal amount as stated in U.S. dollars unless otherwise stated
#	This security is valued in accordance with the Fund's fair valuation policy
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933
	and may be sold in transactions exempt from registration only to qualified institutional
	buyers or in a public offering registered under the securities Act of 1933

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$1,377,548,853
Gross unrealized appreciation	148,654,103
Gross unrealized depreciation	(126,288,757)
Net unrealized appreciation	$22,365,346

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector	Net Assets

Consumer Discretionary	12.0%
Consumer Staples	6.7%
Energy	4.0%
Finance	28.8%
Health Care & Pharmaceuticals	7.6%
Industrials	13.7%
Materials	7.7%
Technology	11.0%
Telecom	2.9%
Cash and Other Assets	5.6%
Net Assets	100.0%

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates ofmarket values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2012. These assets are measured on a recurring basis.

International Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$1,250,203,331	$-	$-	$1,250,203,331
Depository Receipts	$45,620,235	$-	$-	$45,620,235
Real Estate Investment Trusts	$-	$19,959,239	$-	$19,959,239
Total Equity	$1,295,823,566	$19,959,239	$-	$1,315,782,805
Short-Term Investments	$-	$77,485,000	$-	$77,485,000
Fixed Income
Convertible Bonds	$-	$6,646,394	$-	$6,646,394
Total Investments in Securities	$1,295,823,566	$104,090,633	$-	$1,399,914,199
Other Financial instruments*	$(455,060)	$-	$-	$(455,060)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of September 30, 2012.

Litman Gregory Masters International Fund

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities demoninated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At September 30, 2012, the Funds had the following forward contracts outstanding:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	September 30, 2012	Fund Delivering	September 30, 2012	Appreciation	Depreciation
12/19/2012	250,000	U.S. Dollar	$266,332	Swiss Franc	$256,594	$9,738	$-
12/19/2012	21,500,000	Swiss Franc	23,623,518	U.S. Dollar	22,904,599	718,919	-
12/19/2012	6,100,000	Swiss Franc	6,376,084	U.S. Dollar	6,498,514	-	(122,430)
2/1/2013	17,358,500	Euro Currency	21,292,283	U.S. Dollar	22,348,034	-	(1,055,751)
6/19/2013	2,116,000,000	Japanese Yen	27,230,845	U.S. Dollar	27,241,076	-	(10,231)

			$78,789,062		$79,248,817	$728,657	$(1,188,412)

Litman Gregory Masters Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 96.8%
Consumer Discretionary: 11.3%
28,500	Comcast Corp.	$991,800
54,500	DIRECTV - Class A *	2,859,070
19,000	Discovery Communications, Inc. *	1,064,760
33,100	HSN, Inc.	1,623,555
58,500	Liberty Interactive Corp. *	1,082,250
34,100	TRW Automotive Holdings Corp. *	1,490,511
		9,111,946
Consumer Staples: 6.3%
53,350	CVS Caremark Corp.	2,583,207
68,584	Imperial Tobacco Group Plc	2,535,862
		5,119,069
Energy: 9.2%
39,600	Cenovus Energy, Inc.	1,380,060
123,000	Chesapeake Energy Corp.	2,321,010
87,380	Marathon Oil Corp.	2,583,826
37,000	Newfield Exploration Co. *	1,158,840
		7,443,736
Financials: 23.2%
43,898	ACE Ltd.	3,318,689
27,600	American International Group, Inc. *	905,004
43,200	AON Plc	2,258,928
74,000	Bank of New York Mellon Corp.	1,673,880
20,600	Capital One Financial Corp.	1,174,406
130,000	Cheung Kong Holdings Ltd. - ADR	1,882,400
55,590	CIT Group, Inc. *	2,189,690
6,000	Fairfax Financial Holdings Ltd.	2,320,980
30,500	JPMorgan Chase & Co.	1,234,640
19,810	Morgan Stanley	331,620
818,018	RSA Insurance Group Plc	1,458,187
		18,748,424
Health Care, Pharmaceuticals & Biotechnology: 12.9%
50,105	Cigna Corp.	2,363,453
80,200	Health Net, Inc. *	1,805,302
85,215	Medtronic, Inc.	3,674,471
20,830	Merck & Co., Inc.	939,433
46,910	Omnicare, Inc.	1,593,532
		10,376,191

Industrials: 10.4%
49,000	ACS Actividades de Construccion y Servicios S.A.	$1,009,879
28,900	Atlas Air Worldwide Holdings, Inc. *	1,492,107
51,700	FedEx Corp.	4,374,854
21,700	Snap-on, Inc.	1,559,579
		8,436,419
Materials: 3.6%
240,710	Cemex S.A.B. de C.V. - ADR	2,005,114
42,617	ThyssenKrupp AG	906,272
		2,911,386
Technology: 11.1%
75	Comdisco Holding Co., Inc. *	368
306,000	Dell, Inc.	3,017,160
41,300	Intel Corp.	936,684
38,900	JDA Software Group, Inc. *	1,236,242
35,400	TE Connectivity Ltd.	1,203,954
37,500	Texas Instruments, Inc.	1,033,125
11,580	Visa, Inc. - Class A	1,554,962
		8,982,495
Telecommunication Services: 6.1%
107,266	Level 3 Communications, Inc. *	2,463,900
854,460	Vodafone Group Plc	2,422,564
		4,886,464
Utilities: 2.7%
91,170	E. ON AG	2,164,418

TOTAL COMMON STOCKS
	(cost $73,596,440)	78,180,548

TOTAL INVESTMENTS IN SECURITIES
	(cost $73,596,440): 96.8%	78,180,548

Other Assets and Liabilities: 3.2%		2,612,574

Net Assets: 100.0%		$80,793,122

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments		$73,596,440
Gross unrealized appreciation		17,138,744
Gross unrealized depreciation		(12,554,636)
Net unrealized appreciation		$4,584,108

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2012. These assets are measured on a recurring basis.

Value Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$74,293,034	$-	$-	$74,293,034
Depository Receipts	$3,887,514	$-	$-	$3,887,514
Total Equity	$78,180,548	$-	$-	$78,180,548
Total Investments in Securities	$78,180,548	$-	$-	$78,180,548
Other Financial instruments*	$(326,783)	$-	$-	$(326,783)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of September 30, 2012.

Litman Gregory Masters Value Fund

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities demoninated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At September 30, 2012, the Funds had the following forward contracts outstanding:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	September 30, 2012	Fund Delivering	September 30, 2012	Appreciation	Depreciation
1/17/2013	98,800	U.S. Dollar	$127,178	Euro Currency	$119,323	$7,855	$-
1/17/2013	19,700	U.S. Dollar	25,358	Euro Currency	24,789	569	-
1/17/2013	48,550	U.S. Dollar	62,495	Euro Currency	63,179	-	(684)
1/17/2013	80,000	U.S. Dollar	102,978	Euro Currency	102,955	23	-
1/17/2013	3,000	U.S. Dollar	3,862	Euro Currency	3,869	-	(7)
1/17/2013	2,088,000	Euro Currency	2,560,869	U.S. Dollar	2,687,727	-	(126,858)
1/17/2013	111,500	Euro Currency	137,503	U.S. Dollar	143,526	-	(6,023)
1/17/2013	180,000	Euro Currency	221,458	U.S. Dollar	231,701	-	(10,243)
1/17/2013	81,000	Euro Currency	101,259	U.S. Dollar	104,265	-	(3,006)
1/17/2013	98,000	Euro Currency	125,477	U.S. Dollar	126,148	-	(671)
1/17/2013	79,500	Euro Currency	103,035	U.S. Dollar	102,334	701	-
2/19/2013	58,000	U.S. Dollar	93,530	Pound Sterling	90,932	2,598	-
2/19/2013	51,000	U.S. Dollar	82,242	Pound Sterling	80,904	1,338	-
2/19/2013	97,720	U.S. Dollar	157,582	Pound Sterling	155,638	1,944	-
2/19/2013	115,300	U.S. Dollar	185,930	Pound Sterling	185,197	733	-
2/19/2013	21,500	U.S. Dollar	34,670	Pound Sterling	34,715	-	(45)
2/19/2013	515,000	Pound Sterling	804,559	U.S. Dollar	830,480	-	(25,921)
2/19/2013	3,810,724	Pound Sterling	5,976,016	U.S. Dollar	6,145,102	-	(169,086)

			$10,906,001		$11,232,784	$15,761	$(342,544)

Litman Gregory Masters Smaller Companies Fund

Shares		Value
COMMON STOCKS: 86.1%
Consumer Discretionary: 8.0%
276,000	dELiA*s, Inc. *	$383,640
7,700	Foot Locker, Inc.	273,350
18,300	HSN, Inc.	897,615
24,591	Pool Corp.	1,022,494
18,800	Shutterfly, Inc. *	585,056
12,200	Signet Jewelers Ltd.	594,872
10,500	Time Warner Cable, Inc.	998,130
18,041	Vitamin Shoppe, Inc. *	1,052,151
		5,807,308
Consumer Staples: 3.3%
150,000	Central Garden and Pet Co. *	1,812,000
92,800	Roundy's, Inc.	561,440
		2,373,440
Energy: 13.8%
35,000	Approach Resources, Inc. *	1,054,550
3,983	Atwood Oceanics, Inc. *	181,028
10,379	Baker Hughes, Inc.	469,442
450,000	Carbon Natural Gas Co. * #	189,000
62,500	Denbury Resources, Inc. *	1,010,000
95,100	Endeavour International Corp. *	919,617
6,800	Ensco Plc	371,008
9,125	Geospace Technologies Corp. *	1,116,991
23,200	Helmerich & Payne, Inc.	1,104,552
14,300	Patterson-UTI Energy, Inc.	226,512
37,300	PDC Energy, Inc. *	1,179,799
18,400	Rosetta Resources, Inc. * (a)	881,360
38,400	Rowan Companies, Inc. *	1,296,768
		10,000,627
Financials: 12.8%
7,968	Affiliated Managers Group, Inc. *	980,064
40,500	Chesapeake Lodging Trust	804,735
85,500	CNO Financial Group, Inc.	825,075
61,000	Duff & Phelps Corp.	830,210
33,100	Ellie Mae, Inc. *	901,313
44,500	Fifth Third Bancorp	690,195
28,975	MarketAxess Holdings, Inc.	915,610
43,100	Ocwen Financial Corp. *	1,181,371
70,000	Symetra Financial Corp.	861,000
2,484	White Mountains Insurance Group Ltd.	1,275,136
		9,264,709
Health Care: 9.9%
11,844	Air Methods Corp. *	1,413,818
52,500	Alkermes Plc *	1,089,375
34,000	Cynosure, Inc. *	896,920
42,000	Greatbatch, Inc. *	1,021,860
11,821	MWI Veterinary Supply, Inc. *	1,261,064
50,000	PerkinElmer, Inc.	1,473,500
		7,156,537

Industrials: 10.9%
10,158	Alaska Air Group, Inc. *	$356,139
25,210	AZZ, Inc.	957,476
19,575	BE Aerospace, Inc. *	824,108
84,600	Delta Air Lines, Inc. *	774,936
45,145	Mistras Group, Inc. *	1,047,364
89,000	Steelcase, Inc.	876,650
186,000	Taser International, Inc. *	1,121,580
34,300	Trinity Industries, Inc.	1,027,971
43,000	USG Corp. *	943,850
		7,930,074
Information Technology: 24.0%
10,796	ACI Worldwide, Inc. *	456,239
13,900	Altera Corp.	472,392
31,100	Arrow Electronics, Inc. *	1,048,381
16,200	Avago Technologies Ltd.	564,813
39,300	Avnet, Inc. *	1,143,237
92,000	Blucora, Inc. *	1,638,520
183,500	Brocade Communications Systems, Inc. *	1,085,403
30,000	CoreLogic, Inc. *	795,900
9,900	Fairchild Semiconductor International, Inc. *	129,888
175,000	Glu Mobile, Inc. *	810,250
72,602	Heartland Payment Systems, Inc.	2,300,031
20,800	InterDigital, Inc.	775,424
12,498	IPG Photonics Corp. *	716,135
13,300	NetApp, Inc. *	437,304
30,000	NeuStar, Inc *	1,200,900
175,000	PMC-Sierra, Inc. *	987,000
11,860	Ultimate Software Group, Inc. *	1,210,906
41,500	Western Digital Corp.	1,607,295
		17,380,018
Materials: 3.4%
18,300	Carpenter Technology Corp.	957,456
50,000	Sealed Air Corp.	773,000
133,300	Spartech Corp. *	713,155
		2,443,611
TOTAL COMMON STOCKS
	(cost $48,705,768)	62,356,324

Principal
Amount		Value
EXCHANGE TRADED FUNDS: 0.8%
$6,847	iShares Russell 2000 Index Fund	$571,451

TOTAL EXCHANGE TRADED FUNDS
	(cost $542,839)	571,451

Principal
Amount	Value
SHORT-TERM INVESTMENTS: 13.5%
REPURCHASE AGREEMENTS: 13.5%
$9,747,000	FICC, 0.010%, 09/28/2012, due 10/01/2012 [collateral: par value $9,890,000,
U.S. Treasury Notes, 1.500%, due 07/31/2016; U.S. Treasury Notes, 0.250%,
06/30/2014; Federal Home Loan Bank, 0.350%, 07/17/2013; U.S. Treasury Notes,
1.125%, 06/15/2013, value $9,956,284] (proceeds $9,747,000)	$9,747,000

TOTAL REPURCHASE AGREEMENTS
(cost $9,747,000)	9,747,000

TOTAL SHORT-TERM INVESTMENTS
(cost $9,747,000)	9,747,000

TOTAL INVESTMENTS IN SECURITIES
(cost $58,995,607): 100.4%	72,674,775

Liabilities in Excess of Other Assets: (0.4%)	(257,929)

Net Assets: 100.0%	$72,416,846

*	Non-Income Producing Security
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. The security has been deemed liquid by the Trust's Board of Trustees.
#	These securities are illiquid at September 30, 2012, at which time the aggregate value of illquid securities is $189,000 or 0.3% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$58,995,607
Gross unrealized appreciation	15,186,458
Gross unrealized depreciation	(1,507,290)
Net unrealized appreciation	$13,679,168

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2012. These assets are measured on a recurring basis.

Smaller Companies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$60,481,229	$1,070,360	$-	$61,551,589
Exchange Traded Funds	$571,451	$-	$-	$571,451
Real Estate Investment Trusts	$804,735	$-	$-	$804,735
Total Equity	$61,857,415	$1,070,360	$-	$62,927,775
Short-Term Investments	$-	$9,747,000	$-	$9,747,000
Total Investments in Securities	$61,857,415	$10,817,360	$-	$72,674,775
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of September 30, 2012.

Litman Gregory Masters Focused Opportunities Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Consumer Discretionary: 4.7%
11,300	Amazon.com, Inc. *	$2,873,816

Consumer Staples: 10.7%
133,340	CVS Caremark Corp.	6,456,323

Energy: 13.6%
80,580	Canadian Natural Resources Ltd.	2,481,058
113,998	Marathon Oil Corp.	3,370,921
33,000	Schlumberger Ltd.	2,386,890
		8,238,869
Financials: 30.7%
8,740	Alleghany Corp. *	3,014,776
62,480	American Express Co.	3,552,613
113,899	Bank of New York Mellon Corp.	2,576,395
406,000	BM&FBovespa S.A.	2,452,295
79,306	CIT Group, Inc. *	3,123,863
64,900	Loews Corp.	2,677,774
35,260	Wells Fargo & Co.	1,217,528
		18,615,244
Health Care: 5.5%
71,110	Cigna Corp.	3,354,259

Materials: 2.3%
64,280	ThyssenKrupp AG	1,366,946

Technology: 20.2%
5,900	Apple, Inc.	3,936,834
37,800	QUALCOMM, Inc.	2,362,122
19,400	Salesforce.com, Inc. *	2,962,186
22,100	Visa, Inc. - Class A	2,967,588
		12,228,730
Telecommunication Services: 5.5%
1,186,870	Vodafone Group Plc	3,365,012

Utilities: 3.7%
94,010	E.ON AG	2,231,841

TOTAL COMMON STOCKS
	(cost $49,518,441)	58,731,040

TOTAL INVESTMENTS IN SECURITIES
	(cost $49,518,441): 96.9%	58,731,040

Other Assets and Liabilities: 3.1%	$1,852,203

Net Assets: 100.0%	$60,583,243

* Non-Income Producing Security

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$49,518,441
Gross unrealized appreciation	14,806,204
Gross unrealized depreciation	(5,593,605)
Net unrealized appreciation	$9,212,599

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2012. These assets are measured on a recurring basis.

Focused Opportunities Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$58,731,040	$-	$-	$58,731,040
Total Equity	$58,731,040	$-	$-	$58,731,040
Total Investments in Securities	$58,731,040	$-	$-	$58,731,040
Other Financial instruments*	$(259,258)	$-	$-	$(259,258)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of September 30, 2012.

Litman Gregory Masters Focused Opportunities Fund

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities demoninated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At September 30, 2012, the Funds had the following forward contracts outstanding:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	September 30, 2012	Fund Delivering	September 30, 2012	Appreciation	Depreciation
1/17/2013	107,900	U.S. Dollar	$138,892	Euro Currency	$130,313	$8,579	$-
1/17/2013	34,200	U.S. Dollar	44,023	Euro Currency	43,036	987	-
1/17/2013	54,535	U.S. Dollar	70,199	Euro Currency	70,968	-	(769)
1/17/2013	90,000	U.S. Dollar	115,850	Euro Currency	115,824	26	-
1/17/2013	7,000	U.S. Dollar	9,011	Euro Currency	9,027	-	(16)
1/17/2013	2,430,000	Euro Currency	2,980,322	U.S. Dollar	3,127,958	-	(147,636)
1/17/2013	132,200	Euro Currency	163,030	U.S. Dollar	170,171	-	(7,141)
1/17/2013	214,000	Euro Currency	263,288	U.S. Dollar	275,466	-	(12,178)
1/17/2013	103,000	Euro Currency	128,761	U.S. Dollar	132,584	-	(3,823)
1/17/2013	116,000	Euro Currency	148,524	U.S. Dollar	149,318	-	(794)
1/17/2013	97,500	Euro Currency	126,364	U.S. Dollar	125,505	859	-
2/19/2013	44,700	U.S. Dollar	72,082	Pound Sterling	70,080	2,002	-
2/19/2013	31,300	U.S. Dollar	50,474	Pound Sterling	49,653	821	-
2/19/2013	20,500	U.S. Dollar	33,058	Pound Sterling	32,511	547	-
2/19/2013	50,600	U.S. Dollar	81,597	Pound Sterling	80,590	1,007	-
2/19/2013	4,835	U.S. Dollar	7,797	Pound Sterling	7,849	-	(52)
2/19/2013	12,700	U.S. Dollar	20,480	Pound Sterling	20,506	-	(26)
2/19/2013	289,000	Pound Sterling	451,490	U.S. Dollar	466,036	-	(14,546)
2/19/2013	1,963,099	Pound Sterling	3,078,552	U.S. Dollar	3,165,657	-	(87,105)

			$7,983,794		$8,243,052	$14,828	$(274,086)

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 31.1%
Consumer Discretionary: 2.8%
65,873	Astral Media, Inc.	$3,226,187
119,349	Collective Brands, Inc. *	2,591,067
58,800	Interpublic Group of Companies, Inc. (The)	653,856
43,600	Lowe's Companies, Inc.	1,318,464
785	NIKE, Inc.	74,504
36,561	Pep Boys - Manny, Moe & Jack (The)	372,191
15,160	Renault S.A.	711,819
84,100	WPP Plc	1,141,664
		10,089,752
Consumer Staples: 2.7%
3,000	Altria Group, Inc.	100,170
3,100	Anheuser-Busch InBev N.V. - ADR	266,321
7,300	Avon Products, Inc.	116,435
20,500	CVS Caremark Corp.	992,610
190,491	Grupo Modelo S.A.B. de C.V.	1,716,000
3,800	Henkel AG & Co. KGaA	248,045
789	Philip Morris International, Inc.	70,963
240,800	Tesco Plc	1,289,682
8,100	Unilever N.V. - ADR	286,702
167,903	Viterra, Inc.	2,749,599
17,000	Walgreen Co.	619,480
17,200	Wal-Mart Stores, Inc.	1,269,360
		9,725,367
Energy: 3.5%
42,700	Canadian Natural Resources Ltd.	1,314,733
1,642	Chevron Corp.	191,392
16,600	Ensco Plc	905,696
2,511	Exxon Mobil Corp.	229,631
128,019	Ithaca Energy, Inc. *	253,761
103,980	Nexen, Inc.	2,634,854
14,600	Occidental Petroleum Corp.	1,256,476
79,056	Progress Energy Resources Corp.	1,759,925
72,959	Pure Energy Services Ltd.	814,323
9,800	Rowan Companies, Inc. *	330,946
3,167	Royal Dutch Shell Plc - ADR	219,821
10,153	ShawCor Ltd.	440,488
3,075	Statoil ASA - ADR	79,304
1,509	Sunoco, Inc.	70,666
15,293	Superior Energy Services, Inc. *	313,812
4,834	Total S.A. - ADR	242,183
23,643	Venoco, Inc. *	280,879
180,120	Vero Energy, Inc.	463,231
74,438	Whitehaven Coal Ltd.	221,915
29,640	WPX Energy, Inc. *	491,728
		12,515,764

Shares		Value
Financials: 4.2%
1,612	Alleghany Corp. *	$556,043
36,800	American International Group, Inc. *	1,206,672
26,009	American Realty Capital Trust, Inc.	305,085
54,100	AON Plc	2,828,890
29,300	Bank of America Corp.	258,719
36,000	Bank of New York Mellon Corp.	814,320
79,737	Beacon Federal Bancorp, Inc.	1,639,392
20,200	CIT Group, Inc. *	795,678
13,600	Citigroup, Inc.	444,992
37,839	Citizens Republic Bancorp, Inc. *	732,185
13,500	Groupe Bruxelles Lambert S.A.	1,002,364
108,083	Hudson City Bancorp, Inc.	860,341
5,550	JPMorgan Chase & Co.	224,664
50	Osaka Securities Exchange Co. Ltd.	217,852
17,188	Pacific Capital Bancorp N.A. *	788,929
82,711	Savannah Bancorp, Inc. (The) *	826,283
21,700	Schroders Plc	414,476
78,107	SeaBright Holdings, Inc.	859,177
6,700	Travelers Companies, Inc. (The)	457,342
		15,233,404
Health Care: 5.5%
23,672	AMERIGROUP Corp. *	2,164,330
2,123	Bristol-Myers Squibb Co.	71,651
39,800	CareFusion Corp. *	1,129,922
41,829	Coventry Health Care, Inc.	1,743,851
30,800	Covidien Plc	1,830,136
22,078	Devgen N.V. *	450,765
1,409	GlaxoSmithKline Plc - ADR	65,152
15,800	Health Net, Inc. *	355,658
14,700	Johnson & Johnson	1,012,977
27,000	Medicis Pharmaceutical Corp.	1,168,290
40,615	Mediware Information Systems, Inc. *	889,875
46,200	Omnicare, Inc.	1,569,414
51,941	Par Pharmaceutical Companies, Inc. *	2,596,011
3,250	Pfizer, Inc.	80,763
164,629	Sunrise Senior Living, Inc. *	2,349,256
29,300	Thermo Fisher Scientific, Inc.	1,723,719
17,800	WellPoint, Inc.	1,032,578
		20,234,348
Industrials: 4.2%
2,753	Chicago Bridge & Iron Co. N.V.	104,862
34,900	Clarkson Plc	734,161
34,931	Cooper Industries Plc	2,621,921
18,549	Dollar Thrifty Automotive Group, Inc. *	1,612,465
16,264	Fraser and Neave Ltd.	117,772
5,000	ITT Corp.	100,750
181,500	Orkla ASA	1,377,583
62,789	RailAmerica, Inc. *	1,724,813
27,491	Robbins & Myers, Inc.	1,638,464
19,858	Shaw Group, Inc. (The) *	866,206
850	Siemens - AG - ADR	85,128
23,800	Thales S.A.	817,776
315,217	TNT Express N.V.	3,293,262
		15,095,163

Shares		Value
Information Technology: 5.3%
27,800	Analog Devices, Inc.	$1,089,482
65,796	Ariba, Inc. *	2,947,661
18,300	Arris Group, Inc. *	234,057
40,150	AuthenTec, Inc. *	321,602
86,100	Cisco Systems, Inc.	1,643,649
175,599	Comverse Technology, Inc. *	1,079,934
2,250	Google, Inc. - Class A *	1,697,625
21,700	Hewlett-Packard Co.	370,202
17,618	Kenexa Corp. *	807,433
3,289	Lam Research Corp. *	104,541
243,816	LML Payment Systems, Inc. *	828,974
76,754	Microsoft Corp.	2,285,734
41,300	Oracle Corp.	1,300,537
46,370	Pervasive Software, Inc. *	398,782
83,587	Quest Software, Inc. *	2,340,435
24,900	Western Digital Corp.	964,377
111,300	Xerox Corp.	816,942
		19,231,967
Materials: 1.4%
1,617	Barrick Gold Corp.	67,526
333,893	CGA Mining Ltd. *	950,343
1,918,102	Flinders Mines Ltd. *	171,349
1,216	Goldcorp, Inc.	55,754
958	Newmont Mining Corp.	53,658
45,707	Owens-Illinois, Inc. *	857,463
777,691	Sumitomo Metal Industries Ltd.	1,173,723
2,796,279	Sundance Resources Ltd. *	973,052
32,778	Talison Lithium Ltd. *	215,577
7,825	Tronox Ltd.	177,236
146,969	Yancoal Australia Ltd. *	294,808
		4,990,489
Telecommunication Services: 0.2%
6,404	AT&T, Inc.	241,430
13,387	Deutsche Telekom AG - ADR	165,062
5,600	France Telecom S.A. - ADR	68,432
12,225	Telefonica S.A. - ADR	162,348
3,074	Verizon Communications, Inc.	140,082
5,092	Vodafone Group Plc - ADR	145,097
		922,451
Utilities: 1.3%
1,109,450	Challenger Infrastructure Fund	1,578,844
980,351	GenOn Energy, Inc. *	2,480,288
226,906	Hastings Diversified Utilities Fund	612,816
		4,671,948
TOTAL COMMON STOCKS
	(cost $108,874,441)	112,710,653

Shares		Value
PREFERRED STOCKS: 0.6%
Consumer Discretionary: 0.2%
	General Motors Co.
9,395	4.750%	$350,246
	Sealy Corp.
3,770	8.000%	279,923
		630,169
Energy: 0.1%
	Apache Corp.
5,380	6.000%	261,737

Financials: 0.3%
	Ally Financial, Inc. (a)
240	7.000%	224,528
	Bank of America Corp.
121	7.250%	131,890
	Citizens Funding Trust I
2,753	7.500%	79,589
	Strategic Hotels & Resorts, Inc.
3,102	8.500%	78,015
9,228	8.250%	230,608
	Wells Fargo & Co.
320	7.500%	396,159
		1,140,789
TOTAL PREFERRED STOCKS
	(cost $2,046,995)	2,032,695

Principal Amount		Value
ASSET BACKED SECURITIES: 3.1%
	CSAB Mortgage Backed Trust
$1,857,684	Series 2006-2-A6B,
	5.700%, 09/25/2036	$593,142
	Diamond Resorts Owner Trust
64,042	Series 2009-1-A,
	9.310%, 03/20/2026 (a)	67,747
	GSAA Home Equity Trust
1,045,507	Series 2006-10-AF5,
	6.448%, 06/25/2036	657,039
	JP Morgan Mortgage Acquisition Corp.
1,000,000	Series 2007-CH1-AF5,
	5.582%, 11/25/2036	812,024
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A
	5.760%, 11/25/2035	1,660,634
	Long Beach Mortgage Loan Trust
472,012	Series 2005-WL2-M1,
	0.687%, 08/25/2035	458,062
	Residential Asset Mortgage Products, Inc.
616,429	Series 2006-RS5-A3,
	0.387%, 09/25/2036	492,004
	Residential Asset Securities Corp.
1,012,378	Series 2006-EMX2-A2,
	0.417%, 02/25/2036	897,291
2,769,721	Series 2006-EMX6-A3,
	0.367%, 07/25/2036	2,180,771
1,463,124	Series 2007-KS4-A2,
	0.397%, 05/25/2037	1,343,041

Principal Amount		Value
ASSET BACKED SECURITIES (Continued)
	Sierra Receivables Funding Co. LLC
$127,709	Series 2012-1A-A,
	2.840%, 11/20/2028 (a)	$129,305
	Stanwich Mortgage Loan Trust
561,358	Series 2011-5-A,
	7.361%, 09/15/2037 (a) #	248,934
2,833,883	Series 2012-2-A,
	1.187%, 03/15/2047 (a) #	1,091,156
958,071	Series 2012-5-A,
	0.076%, 03/15/2051 (a) #	557,852
TOTAL ASSET BACKED SECURITIES
	(cost $9,890,338)	11,189,002

Principal Amount		Value
BANK LOANS: 2.1%
$95,000	Acosta, Inc. (1)	$95,416
70,000	ADS Waste Holdings, Inc. (1)	70,307
	AmWINS Group, Inc.
60,000	10.250%, 12/06/2019 (2)	60,600
140,000	AOT Bedding Super Holdings, LLC (1)	139,325
	Applied Systems, Inc.
74,625	5.500%, 12/08/2016 (2)	74,625
45,000	9.500%, 06/08/2017 (2)	44,775
	Armstrong World Industries, Inc.
199,494	4.000%, 03/10/2018 (2)	199,785
	Ascena Retail Group, Inc.
104,738	4.750%, 06/14/2018 (2)	105,261
	Ascend Performance Materials LLC
119,400	6.750%, 04/10/2018 (2)	118,952
	BJ's Wholesale Club, Inc.
60,000	5.750%, 09/20/2019 (2)	60,225
	Blackboard, Inc.
178,973	7.500%, 10/04/2018 (2)	180,260
90,000	Calpine Corp. (1)	89,550
	Cequel Communications LLC
119,400	4.000%, 02/14/2019 (2)	119,798
	Chesapeake Energy Corp.
179,000	8.500%, 12/02/2017 (2)	179,456
	CPG International, Inc.
45,000	5.750%, 09/18/2019 (2)	45,014
165,000	DaVita, Inc. (1)	165,117
	DS Waters of America, Inc.
34,825	10.500%, 08/29/2017 (2)	35,870
	Eagle Parent, Inc.
143,907	5.000%, 05/16/2018 (2)	144,663
	Edwards Cayman Islands II Ltd.
86,597	5.500%, 05/31/2016 (2)	87,030
	Essar Steel Algoma, Inc.
60,000	8.750%, 09/19/2014 (2)	60,150
	Fairmount Minerals Ltd.
202,742	5.250%, 03/15/2017 (2)	202,319
115,000	First Data Corp. (1)	112,795
65,000	Frac Tech International LLC (1)	62,516
	Genpact International, Inc.
105,000	4.250%, 08/30/2019 (2)	105,263
75,000	Kindred Healthcare, Inc. (1)	74,250

Principal Amount		Value
BANK LOANS (Continued)
	Kindred Healthcare, Inc.
$44,661	5.250%, 06/01/2018 (2)	$44,061
	Kronos, Inc.
29,775	6.250%, 12/28/2017 (2)	29,896
	Kronos Worldwide, Inc.
172,813	5.750%, 6/13/2018	174,325
210,000	Level 3 Financing, Inc. (1)	210,000
	Level 3 Financing, Inc.
110,000	5.750%, 09/01/2018 (2)	109,954
110,000	5.250%, 08/01/2019 (2)	110,482
	Metro PCS Windess, Inc.
94,282	4.000%, 03/16/2018 (2)	94,193
	MultiPlan, Inc.
41,379	4.750%, 08/26/2017 (2)	41,470
	Navistar, Inc.
80,000	7.000%, 08/17/2017 (2)	80,800
	Nexeo Solutions LLC
94,759	5.000%, 09/08/2017 (2)	93,535
	NGPL PipeCo LLC
180,000	6.750%, 09/15/2017 (2)	183,226
	Nuveen Investments, Inc.
30,000	5.947%, 05/13/2017 (2)	29,788
	ON Assignment, Inc.
96,107	5.000%, 05/15/2019 (2)	96,348
90,000	Par Pharmaceutical Companies, Inc (1)	89,798
	Patriot Coal Corporation
138,750	9.250%, 10/11/2013 (2)	138,288
	P.F. Chang's China Bistro, Inc.
39,000	6.250%, 07/02/2019 (2)	39,390
	Pinnacle Holdco S.A.R.L.
70,722	10.500%, 07/24/2020 (2)	71,194
	PL Propylene LLC
179,100	7.000%, 03/27/2017 (2)	181,115
	Preferred Proppants LLC
73,447	7.500%, 12/15/2016 (2)	69,408
	Quinteles Transnational Corp.
94,234	5.000%, 06/08/2018 (2)	94,564
	Sensus USA, Inc.
55,000	8.500%, 05/09/2018 (2)	54,771
85,000	Six3 Systems, Inc. (1)	84,150
	SRA International. Inc.
200,000	6.500%, 07/20/2018 (2)	197,499
	SS&C Technologies, Inc.
27,981	5.000%, 06/08/2019 (2)	28,226
270,483	5.000%, 06/08/2019 (2)	272,849
	Taminco Global Chemical Corp.
179,100	5.250%, 02/15/2019 (2)	180,723
	TASC, Inc.
149,244	4.500%, 12/18/2015 (2)	148,909
	TI Automotive Ltd.
179,549	6.750%, 03/14/2018 (2)	180,447
	TricorBraun, Inc.
80,000	5.500%, 05/03/2018 (2)	80,275
40,000	TriZetto Group, Inc. (1)	39,650
	TriZetto Group, Inc.
189,069	4.750%, 05/02/2018 (2)	188,044

Principal Amount		Value
BANK LOANS (Continued)
	Tronox Pigments B.V.
$154,613	4.250%, 02/08/2018 (2)	$155,772
39,900	4.250%, 02/08/2018 (2)	40,199
361,000	Valeant Pharmaceuticals International, Inc. (1)	359,950
	Valeant Pharmaceuticals International, Inc.
154,613	4.750%, 02/13/2019 (2)	154,999
	Visant Holding Corp.
214,900	5.250%, 12/22/2016 (2)	206,573
	West Corp.
109,725	5.750%, 06/30/2018 (2)	111,050
	William Lyon Homes, Inc.
167,900	10.250%, 01/31/2015 (2)	167,900
	Windstream Corp.
184,538	4.000%, 08/08/2019 (2)	185,098
	Wolverine Healthcare
124,688	6.750%, 06/06/2019 (2)	125,584

TOTAL BANK LOANS
	(cost $7,482,670)	7,577,825

Principal Amount^		Value
CONVERTIBLE BONDS: 2.0%
Consumer Discretionary: 0.1%
	Ford Motor Co.
$235,000	4.250%, 11/15/2016	$325,328
Energy: 0.3%
	Alpha Natural Resources, Inc.
70,000	2.375%, 04/15/2015	61,600
	Chesapeake Energy Corp.
45,000	2.750%, 11/15/2035	43,059
223,000	2.500%, 05/15/2037	201,397
	Peabody Energy Corp.
330,000	4.750%, 12/15/2066	279,675
	PetroBakken Energy Ltd.
500,000	3.125%, 02/08/2016	497,000
		1,082,731
Health Care: 0.4%
	Medicis Pharmaceutical Corp.
567,000	1.375%, 06/01/2017	612,714
	Omnicare, Inc.
75,000	3.750%, 12/15/2025	106,313
	Sunrise Senior Living, Inc.
563,000	5.000%, 04/01/2041	797,349
	Vertex Pharmaceuticals, Inc.
115,000	3.350%, 10/01/2015	148,278
		1,664,654
Industrials: 0.1%
	Navistar International Corp.
399,000	3.000%, 10/15/2014	355,858
Information Technology: 1.1%
	Ciena Corp.
195,000	3.750%, 10/15/2018 (a)	205,725
	EMC Corp.
95,000	1.750%, 12/01/2013	163,578

Principal Amount^		Value
Information Technology (continued)
	Intel Corp.
$135,000	2.950%, 12/15/2035	$147,488
35,000	3.250%, 08/01/2039	43,313
	InterDigital, Inc.
1,319,000	2.500%, 03/15/2016	1,380,828
	Micron Technology, Inc.
50,000	1.880%, 08/01/2031	44,281
85,000	2.375%, 05/01/2032 (a)	79,900
95,000	3.125%, 05/01/2032 (a)	88,706
	Nortel Networks Corp.
372,000	2.125%, 04/15/2014	372,930
	SanDisk Corp.
135,000	1.500%, 08/15/2017	153,478
	Symantec Corp.
1,119,000	1.000%, 06/15/2013	1,217,612
		3,897,839

TOTAL CONVERTIBLE BONDS
	(cost $7,094,848)	7,326,410

CORPORATE BONDS: 16.4%
Consumer Discretionary: 1.7%
	Bon-Ton Department Stores, Inc.
$773,000	10.250%, 03/15/2014	$745,945
	Cenveo Corp.
1,124,000	7.875%, 12/01/2013	1,125,404
	Clear Channel Worldwide Holdings, Inc.
760,000	7.625%, 03/15/2020	744,800
25,000	7.625%, 03/15/2020	24,125
	Lear Corp.
270,000	8.125%, 03/15/2020	306,450
	Mandalay Resort Group
180,000	7.625%, 07/15/2013	185,400
	MGM Resorts International
35,000	8.625%, 02/01/2019 (a)	38,325
	Neiman Marcus Group, Inc.
255,000	10.375%, 10/15/2015	260,738
	Peninsula Gaming LLC
525,000	10.750%, 08/15/2017	595,875
	PVH Corp.
180,000	7.375%, 05/15/2020	204,300
	Reader's Digest Association, Inc. (The)
605,000	9.500%, 02/15/2017	355,438
	Sealy Mattress Co.
358,000	8.250%, 06/15/2014	363,818
	Visant Corp.
240,000	10.000%, 10/01/2017	238,800
	Visteon Corp.
275,000	6.750%, 04/15/2019	290,125
	Wyndham Worldwide Corp.
300,000	5.625%, 03/01/2021	331,539
	Yellow Media, Inc.
745,000 (CAD)	7.300%, 02/02/2015	462,903
		6,273,985

Principal Amount^		Value
Consumer Staples: 0.9%
	BRF - Brasil Foods S.A.
$700,000	5.875%, 06/06/2022 (a)	$766,500
	Campbell Soup Co.
760,000	0.743%, 08/01/2014	763,856
	Coca-Cola Co. (The)
550,000	0.344%, 03/14/2014	550,719
	Delhaize Group S.A.
115,000	5.700%, 10/01/2040	102,653
	Procter & Gamble Co. (The)
450,000	0.362%, 02/06/2014	450,496
	Walgreen Co.
865,000	0.899%, 03/13/2014	866,405
		3,500,629
Energy: 3.3%
	ATP Oil & Gas Corp.
1,119,000	11.875%, 05/01/2015	218,205
	Basic Energy Services, Inc.
200,000	7.750%, 02/15/2019	206,000
	Calumet Specialty Products Partners L.P.
305,000	9.625%, 08/01/2020 (a)	330,163
	Chesapeake Energy Corp.
934,000	6.775%, 03/15/2019	937,503
	Connacher Oil and Gas Ltd.
345,000	8.500%, 08/01/2019 (a)	298,425
	Energy Future Holdings Corp.
365,000	10.000%, 01/15/2020	404,238
	Energy Future Intermediate Holding Co. LLC
290,000	11.750%, 03/01/2022 (a)	309,575
	Eni SpA
700,000	4.150%, 10/01/2020 (a)	706,021
	Gazprom Neft OAO Via GPN Capital S.A.
800,000	4.375%, 09/19/2022 (a)	800,000
	Global Geophysical Services, Inc.
380,000	10.500%, 05/01/2017	364,800
	Halcon Resources Corp.
385,000	9.750%, 07/15/2020 (a)	394,625
	Nabors Industries, Inc.
225,000	9.250%, 01/15/2019	294,831
150,000	4.625%, 09/15/2021	161,529
	Newfield Exploration Co.
700,000	5.625%, 07/01/2024	777,875
	Odebrecht Drilling Norbe VIII/IX Ltd.
97,000	6.350%, 06/30/2021 (a)	109,562
	Offshore Group Investment Ltd.
723,000	11.500%, 08/01/2015	802,529
	OGX Austria GmBH
1,000,000	8.500%, 06/01/2018 (a)	905,000
600,000	8.375%, 04/01/2022 (a)	523,500
	Petrobras Global Finance B.V.
650,000 (EUR)	4.250%, 10/02/2023	844,479
	Petrohawk Energy Corp.
400,000	7.250%, 08/15/2018	454,984
	Petroleos Mexicanos
4,100,000 (MKN)	7.650%, 11/24/2021 (a)	348,497
	QEP Resources, Inc.
115,000	5.250%, 05/01/2023	117,875

Principal Amount^		Value
Energy (Continued)
	Ship Finance International Ltd.
$1,118,000	8.500%, 12/15/2013	$1,123,590
	Sinopec Group Overseas Development 2012 Ltd.
460,000	3.900%, 05/17/2022 (a)	494,046
		11,927,852
Financials: 2.7%
	BioMed Realty L.P.
515,000	4.250%, 07/15/2022	537,901
	Capital One Capital VI
680,000	8.875%, 05/15/2040	694,798
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
430,000	3.375%, 01/19/2017	456,864
	Eksportfinans ASA
215,000	2.000%, 09/15/2015	201,166
100,000	2.375%, 05/25/2016	92,579
140,000 (CHF)	2.250%, 02/11/2021	129,574
	General Electric Capital Corp.
700,000	7.125%, 12/31/2049	783,139
400,000	6.250%, 12/31/2049	423,990
	GMAC International Finance B.V.
175,000 (EUR)	7.500%, 04/21/2015	243,279
	Hutchinson Whampoa International Ltd.
417,000	4.625%, 01/13/2022 (a)	458,135
	John Deere Capital Corp.
700,000	0.699%, 04/25/2014	701,688
	Lloyds TSB Bank Plc
665,000 (EUR)	6.500%, 03/24/2020	863,785
	Merrill Lynch & Co., Inc.
450,000	6.875%, 11/15/2018	544,052
100,000	6.110%, 01/29/2037	106,431
	Metlife Capital Trust IV
450,000	7.875%, 12/15/2037 (a)	533,250
	ProLogics L.P.
100,000	6.625%, 05/15/2018	119,626
	Royal Bank of Scotland Plc
200,000 (EUR)	4.350%, 01/23/2017	245,524
400,000 (EUR)	6.934%, 04/09/2018	525,174
	Schahin II Finance Co. SPV Ltd.
500,000	5.875%, 09/25/2022 (a)	525,000
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	248,433
	Textron Financial Corp.
725,000	6.000%, 02/15/2067 (a)	616,250
	Votorantim Cimentos S.A.
600,000	7.250%, 04/05/2041 (a)	652,500
		9,703,138
Health Care: 0.8%
	Amgen, Inc.
665,000	5.375%, 05/15/2043	773,703
	Merge Healthcare, Inc.
1,220,000	11.750%, 05/01/2015	1,326,750
	PerkinElmer, Inc.
45,000	5.000%, 11/15/2021	50,173
	Valeant Pharmaceuticals International, Inc.
490,000	6.375%, 10/15/2020 (a)	502,250
130,000	6.375%, 10/15/2020 (a)	132,925
		2,785,801

Principal Amount		Value
Industrials: 1.8%
	American Airlines, Inc.
$988,646	13.000%, 08/01/2016	$1,067,738
	Continental Airlines 1999-1 Class A Pass Through Trust
356,846	6.545%, 02/02/2019	390,747
	Continental Airlines 1999-1 Class B Pass Through Trust
99,029	6.795%, 08/02/2018	104,971
	Continental Airlines 2012-2 Class A Pass Through Trust Certificates
95,000	4.000%, 10/29/2024	97,494
	Continental Airlines 2012-2 Class B Pass Through Trust Certificates
75,000	5.500%, 10/29/2020	76,875
	Delta Air Lines 2007-1 Class A Pass Through Trust
298,072	6.821%, 08/10/2022	329,369
	Doric Nimrod Air France Alpha Ltd. 2012-1 Class A Pass Through Trust
800,000	5.125%, 11/30/2024 (a)	832,000
	Embraer S.A.
425,000	5.150%, 06/15/2022	457,215
	International Lease Finance Corp.
285,000	4.875%, 04/01/2015	297,301
225,000	6.750%, 09/01/2016 (a)	253,969
	Meccanica Holdings USA, Inc.
100,000	6.250%, 07/15/2019 (a)	94,379
200,000	7.375%, 07/15/2039 (a)	177,464
400,000	6.250%, 01/15/2040 (a)	328,733
	Odebrecht Finance Ltd.
400,000	7.125%, 06/26/2042	446,600
	Steelcase, Inc.
545,000	6.375%, 02/15/2021	586,510
	United Technologies Corp.
685,000	0.918%, 06/01/2015	693,732
	US Airways 2012-1 Class A Pass Through Trust
220,000	5.900%, 10/01/2024	232,650
		6,467,747
Information Technology: 1.4%
	Advanced Micro Devices, Inc.
415,000	7.500%, 08/15/2022 (a)	402,550
	Alcatel-Lucent USA, S.A.
90,000	6.500%, 01/15/2028	58,950
85,000	6.450%, 03/15/2029	56,100
	BMC Software, Inc.
250,000	4.250%, 02/15/2022	259,347
	Hewlett-Packard Co.
375,000	4.650%, 12/09/2021	391,741
	Ingram Micro, Inc.
770,000	5.000%, 08/10/2022	798,369
	International Business Machines Corp.
470,000	0.550%, 02/06/2015	471,499
	Lender Processing Services, Inc.
720,000	5.750%, 04/15/2023	720,000
	NCR Corp.
280,000	5.000%, 07/15/2022 (a)	284,200
	Nortel Networks Ltd.
372,000	10.750%, 07/15/2016	414,780
	SunGard Data Systems, Inc.
1,364,000	10.250%, 08/15/2015	1,401,509
		5,259,045

Principal Amount		Value
Materials: 1.4%
	Anglo American Capital Plc
$830,000	4.125%, 09/27/2022 (a)	$834,928
	AngloGold Ashanti Holdings Plc
320,000	5.125%, 08/01/2022	326,491
	ArcelorMittal
150,000	5.750%, 03/01/2021	143,143
125,000	7.250%, 10/15/2039	114,669
450,000	7.000%, 03/01/2041	405,713
	Ashland, Inc.
140,000	6.500%, 06/30/2029	128,100
	BHP Billiton Finance USA Ltd.
500,000	0.704%, 02/18/2014	502,122
	FMG Resources August 2006 Property Ltd.
200,000	7.000%, 11/01/2015 (a)	200,000
	KGHM International Ltd.
583,000	7.750%, 06/15/2019 (a)	603,405
	Mcron Finance Sub LLC
385,000	8.375%, 05/15/2019 (a)	398,475
	Mexichem SAB de C.V.
300,000	6.750%, 09/19/2042 (a)	312,060
	Newcrest Finance Property Ltd.
415,000	4.200%, 10/01/2022 (a)	418,645
	Teck Resources Ltd.
590,000	5.400%, 02/01/2043	577,810
		4,965,561
Telecommunication Services: 1.5%
	America Movil S.A.B. de C.V.
350,000	3.125%, 07/16/2022	361,544
	CenturyLink, Inc.
360,000	7.600%, 09/15/2039	381,869
200,000	7.650%, 03/15/2042	213,729
	Clearwire Communications LLC/ Clearwire Finance, Inc.
210,000	12.000%, 12/01/2015 (a)	208,950
	Colombia Telecommunicaciones S.A. ESP
340,000	5.375%, 09/27/2022 (a)	345,950
	Cricket Communications, Inc.
566,000	7.750%, 10/15/2020	554,680
	Level 3 Communications, Inc.
80,000	8.875%, 06/01/2019 (a)	84,300
	Level 3 Financing, Inc.
110,000	8.625%, 07/15/2020	119,213
	Oi S.A.
1,205,000 (BRL)	9.750%, 09/15/2016 (a)	626,830
	Telecom Italia Capital S.A.
65,000	6.375%, 11/15/2033	59,638
220,000	6.000%, 09/30/2034	195,800
90,000	7.200%, 07/18/2036	88,650
160,000	7.721%, 06/04/2038	161,600
	Telefonica Emisiones SAU
200,000 (GBP)	5.597%, 03/12/2020	318,218
100,000	5.462%, 02/16/2021	98,250
300,000	7.045%, 06/20/2036	294,000
	Telemar Norte Leste S.A.
550,000	5.500%, 10/23/2020 (a)	580,250
	Virgin Media Finance Plc
260,000	5.250%, 02/15/2022	274,300

Principal Amount^		Value
Telecommunication Services (Continued)
$150,000	6.500%, 01/15/2018	$165,000
	West Corp.
415,000	11.000%, 10/15/2016	433,675
		5,566,446
Utilities: 0.9%
	Centrais Eletricas Brasileiras S.A.
400,000	5.750%, 10/27/2021 (a)	447,000
	China Resources Gas Group Ltd.
200,000	4.500%, 04/05/2022 (a)	217,294
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016 (a)	268,108
	EDP Finance B.V.
160000 (EUR)	5.750%, 09/21/2017	206,212
	Empresas Publicas de Medellin ESP
360,000,000 (COP)	8.375%, 02/01/2021 (a)	224,402
	Enel Finance International N.V.
300,000	6.000%, 10/07/2039 (a)	270,612
	IFM U.S. Colonial Pipeline 2 LLC
500,000	6.450%, 05/01/2021 (a)	558,844
	Ipalco Enterprises, Inc.
680,000	5.000%, 05/01/2018	715,700
	Southern California Edison Co.
215,000	6.250%, 12/31/2049	234,496
		3,142,668
TOTAL CORPORATE BONDS
	(cost $58,112,845)	59,592,872

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 1.8%
	Brazilian Government International Bond
550,000 (BRL)	8.500%, 01/05/2024	$318,648
	Canadian Government Bond
775,000 (CAD)	1.750%, 03/01/2013	790,212
125,000 (CAD)	1.000%, 02/01/2015	126,784
200,000 (CAD)	3.000%, 12/01/2015	214,807
		1,131,803
	Mexican Bonos
2,000,000 (MXN)	8.000%, 12/19/2013	161,837
10,000,000 (MXN)	6.000%, 06/18/2015	804,811
6,850,000 (MXN)	7.250%, 12/15/2016	580,452
11,500,000 (MXN)	7.750%, 12/14/2017	1,008,211
1,800,000 (MXN)	8.500%, 12/13/2018	165,262
		2,720,573
	Portugal Obrigacoes do Tesouro - OT
2,200,000 (EUR)	3.850%, 04/15/2021	2,019,168

	Spain Government Bond
190,000 (EUR)	4.650%, 07/30/2025	208,159

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE
	(cost $6,084,609)	6,398,351

LIMITED PARTNERSHIPS: 0.2%
$583,478	U.S. Farming Realty Trust II, LP	$583,478

TOTAL LIMITED PARTNERSHIPS
	(cost $583,478)	583,478

Principal Amount^		Value
MORTGAGE BACKED SECURITIES: 25.4%
	Adjustable Rate Mortgage Trust
$3,000,000	Series 2005-2-6M2, 1.197%, 06/25/2035	$1,375,920
977,166	Series 2006-1-2A1, 3.314%, 03/25/2036	686,030
	Banc of America Alternative Loan Trust
1,434,692	Series 2006-7-A4, 5.998%, 10/25/2036	1,101,042
	Banc of America Funding Corp.
1,850,154	Series 2010-R9-3A3, 5.500%, 12/26/2035 (a)	830,076
1,516,456	Series 2006-A-4A1, 5.292%, 02/20/2036	1,242,190
1,941,718	Series 2006-B-7A1, 5.626%, 03/20/2036	1,684,232
907,774	Series 2006-6-1A2, 6.250%, 08/25/2036	903,120
	BCAP LLC Trust
4,750,140	Series 2011-R11-2A4, 5.500%, 12/26/2035 (a)	1,876,305
3,369,000	Series 2010-RR12-1A7, 2.482%, 06/26/2037 (a)	3,108,023
993,742	Series 2010-RR6-6A2, 6.019%, 07/26/2037 (a)	718,000
	Bear Stearns Adjustable Rate Mortgage Trust
9,276	Series 2004-10-11A1, 2.991%, 01/25/2035	8,616
259,439	Series 2005-12-11A1, 2.890%, 02/25/2036	182,139
	Bear Stearns Asset Backed Securities Trust
1,099,650	Series 2006-AC1-1A1, 5.750%, 02/25/2036	877,579
	Bear Stearns Commercial Mortgage Securities
110,000	Series 2003-PWR2-E, 5.984%, 05/11/2039 (a)	111,483
	Citicorp Mortgage Securities, Inc.
78,756	Series 2005-6-1A8, 0.567%, 09/25/2035	77,741
	Citigroup Mortgage Loan Trust, Inc.
1,600,000	Series 2009-6-8A2, 6.000%, 08/25/2022 (a)	1,269,952
692,859	Series 2005-5-2A2, 5.750%, 08/25/2035	524,975
76,527	Series 2005-11-A2A, 2.570%, 10/25/2035	70,919
	Citimortgage Alternative Loan Trust
99,493	Series 2006-A3-1A7, 6.000%, 07/25/2036	75,953
948,701	Series 2006-A5-1A2, 6.334%, 10/25/2036	218,484
958,204	Series 2006-A5-1A13, 0.667%, 10/25/2036	604,060
824,777	Series 2007-A4-1A6, 5.750%, 04/25/2037	630,827
1,610,794	Series 2007-A4-1A13, 5.750%, 04/25/2037	1,250,099
232,048	Series 2007-A6-1A3, 6.000%, 06/25/2037	188,858
	Countrywide Alternative Loan Trust
2,500,000	Series 2004-13CB-A4, 0.010%, 07/25/2034	1,625,668
116,606	Series 2005-14-2A1, 0.427%, 05/25/2035	80,819
624,973	Series 2006-J1-2A1, 7.000%, 02/25/2036	292,018
153,689	Series 2006-J4-1A3, 6.250%, 07/25/2036	104,976
1,210,821	Series 2006-31CB-A7, 6.000%, 11/25/2036	867,355
174,475	Series 2007-4CB-1A7, 5.750%, 04/25/2037	139,460
600,847	Series 2007-16CB-2A1, 0.667%, 08/25/2037	319,630
173,990	Series 2007-16CB-2A2, 52.779%, 08/25/2037	428,448
1,227,268	Series 2007-19-1A34, 6.000%, 08/25/2037	961,253
1,626,972	Series 2008-2R-2A1, 6.000%, 08/25/2037	1,162,316
947,601	Series 2007-22-2A16, 6.500%, 09/25/2037	717,927

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Countrywide Home Loan Mortgage Pass Through Trust
$43,861	Series 2004-HYB4-2A1, 2.775%, 09/20/2034	$40,002
211,406	Series 2004-HYB8-4A1, 3.687%, 01/20/2035	184,024
201,028	Series 2005-11-4A1, 0.487%, 04/25/2035	146,230
1,704,980	Series 2005-HYB8-4A1, 4.806%, 12/20/2035	1,272,134
740,582	Series 2007-10-A5, 6.000%, 07/25/2037	627,553
	Credit Suisse First Boston Mortgage Securities Corporation
248,399	Series 2005-10-5A4, 5.500%, 11/25/2035	211,898
	Credit Suisse Mortgage Capital Certificates
145,047	Series 2006-8-4A1, 6.500%, 10/25/2021	112,876
438,280	Series 2007-2-2A5, 5.000%, 03/25/2037	411,591
1,435,913	Series 2010-7R-4A17, 7.919%, 04/26/2037 (a)	959,257
	CW Capital Cobalt Ltd.
300,000	Series 2006-C1-AM, 5.254%, 08/15/2048	304,856
	Deutsche Mortgage Securities, Inc.
635,695	Series 2006-PR1-3A1, 11.815%, 04/15/2036 (a)	684,011
	Federal Home Loan Mortgage Corporation
8,084,031	Series 3630-AI, 1.931%, 03/15/2017	252,850
2,361,929	Series 3646-AI, 4.500%, 06/15/2024	141,922
2,110,897	Series 3384-SG, 6.089%, 08/15/2036	262,721
1,186,451	Series 3560-KS, 6.179%, 11/15/2036	225,470
2,719,115	Series 3303-SE, 5.859%, 04/15/2037	393,096
2,075,192	Series 3301-MS, 5.879%, 04/15/2037	280,222
1,767,425	Series 3303-SG, 5.879%, 04/15/2037	257,047
2,387,894	Series 3382-SB, 5.779%, 11/15/2037	234,683
2,659,720	Series 3382-SW, 6.079%, 11/15/2037	380,668
1,777,520	Series 3384-S, 6.169%, 11/15/2037	230,106
1,996,725	Series 3417-SX, 5.959%, 02/15/2038	196,534
16,170,554	Series 3423-TG, 0.350%, 03/15/2038	136,313
1,595,510	Series 3423-GS, 5.429%, 03/15/2038	146,025
1,676,001	Series 3445-ES, 5.779%, 05/15/2038	212,867
2,886,619	Series 3523-SM, 5.779%, 04/15/2039	402,620
2,496,267	Series 3598-SA, 6.129%, 11/15/2039	341,221
650,000	Series 3641-TB, 4.500%, 03/15/2040	702,134
2,098,048	Series 3758-S, 5.809%, 11/15/2040	263,719
255,065	Series 3796-SK, 9.458%, 01/15/2041	258,806
2,326,856	Series 3815-ST, 5.629%, 02/15/2041	295,476
2,955,848	Series 3859-SI, 6.379%, 05/15/2041	572,724
2,580,192	Series 3872-SL, 5.729%, 06/15/2041	309,603
1,873,091	Series 3900-SB, 5.749%, 07/15/2041	230,311
488,056	Series 3946-SM, 14.038%, 10/15/2041	530,112
1,544,329	Series 3957-DZ, 3.500%, 11/15/2041	1,601,610
1,539,838	Series 3972-AZ, 3.500%, 12/15/2041	1,580,782

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Federal National Home Mortgage Association
$263,475	Series 2011-11-SA, 6.347%, 03/25/2031	$266,235
661,944	Series 2003-84-PZ, 5.000%, 09/25/2033	770,303
1,193,605	Series 2005-104-SI, 6.484%, 12/25/2033	129,267
2,078,953	Series 2009-86-CI, 5.584%, 09/25/2036	275,134
1,337,101	Series 2007-57-SX, 6.404%, 10/25/2036	209,679
1,774,327	Series 2009-90-IB, 5.504%, 04/25/2037	236,955
1,643,297	Series 2007-68-SA, 6.434%, 07/25/2037	227,599
1,037,460	Series 2008-1-CI, 6.084%, 02/25/2038	133,225
1,561,632	Series 2008-56-SB, 5.844%, 07/25/2038	218,503
1,051,184	Series 2011-63-ZE, 4.000%, 08/25/2038	1,114,649
1,014,824	Series 2010-115-SD, 6.384%, 11/25/2039	115,919
1,461,549	Series 2009-111-SE, 6.034%, 01/25/2040	161,094
2,244,525	Series 2010-9-GS, 4.534%, 02/25/2040	179,789
2,337,568	Series 2010-11-SC, 4.584%, 02/25/2040	184,524
2,102,288	Series 2010-15-SL, 4.734%, 03/25/2040	201,207
2,497,522	Series 2011-5-PS, 6.184%, 11/25/2040	231,801
64,967	Series 2011-110-LS, 9.639%, 11/25/2041	68,232
1,037,284	Series 2011-111-VZ, 4.000%, 11/25/2041	1,127,581
1,394,595	Series 2011-127-PM, 4.000%, 12/25/2041	1,380,493
1,545,605	Series 2011-141-PZ, 4.000%, 01/25/2042	1,660,399
1,329,251	Series 2012-55-SC, 6.627%, 05/25/2042	1,347,394
2,006,667	Series 2009-87-SA, 5.784%, 11/25/2049	261,103
	First Horizon Alternative Mortgage Securities
913,833	Series 2007-FA4-1A7, 6.000%, 08/25/2037	706,293
	First Horizon Asset Securities, Inc.
1,033,259	Series 2006-1-1A10, 6.000%, 05/25/2036	1,001,723
	GMAC Mortgage Corporation Loan Trust
181,434	Series 2005-AR4-3A1, 3.586%, 07/19/2035	166,130
	Government National Mortgage Association
1,451,061	Series 2008-69-SB, 7.412%, 08/20/2038	243,299
1,374,255	Series 2010-98-IA, 5.951%, 03/20/2039	141,122
1,859,951	Series 2009-104-SD, 6.129%, 11/16/2039	300,170
1,069,695	Series 2011-45-GZ, 4.500%, 03/20/2041	1,221,237
1,159,938	Series 2011-69-OC, 0.010%, 05/20/2041	1,071,078
3,613,923	Series 2011-89-SA, 5.232%, 06/20/2041	483,844
	GS Mortgage Securities Corp.
200,000	Series 2007-GG10-AM, 5.983%, 08/10/2045	186,961
	GSR Mortgage Loan Trust
1,129,934	Series 2005-AR4-6A1, 5.250%, 07/25/2035	1,116,516
1,066,554	Series 2006-7F-3A4, 6.250%, 08/25/2036	915,632
	Indymac INDA Mortgage Loan Trust
961,551	Series 2006-AR3-1A1, 2.784%, 12/25/2036	724,042
	JP Morgan Alternative Loan Trust
44,778	Series 2006-A1-5A1, 5.172%, 03/25/2036	34,958
	JP Morgan Chase Commercial Mortgage Securities Corp.
210,000	Series 2007-LDPX-AM, 5.464%, 01/15/2049	214,474
	JP Morgan Mortgage Trust
1,279,957	Series 2007-S1-1A2, 5.500%, 03/25/2022	1,275,603
2,463,666	Series 2008-R2-2A, 5.500%, 12/27/2035 (a)	2,173,446
	Lehman Mortgage Trust
64,908	Series 2006-1-3A5, 5.500%, 02/25/2036	63,929
	Mastr Adjustable Rate Mortgages Trust
378,287	Series 2006-2-1A1, 2.920%, 04/25/2036	327,733
	MLCC Mortgage Investors, Inc.
85,735	Series 2006-2-2A, 2.348%, 05/25/2036	85,118
136,459	Series 2007-1-3A, 5.117%, 01/25/2037	122,390

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Morgan Stanley Capital I Trust
$446,000	Series 2007-HQ12-AM, 5.759%, 04/12/2049	$435,326
	Morgan Stanley Mortgage Loan Trust
222,454	Series 2006-2-2A4, 5.750%, 02/25/2036	199,594
1,220,380	Series 2006-7-3A, 5.587%, 06/25/2036	909,399
214,146	Series 2006-11-3A2, 6.000%, 08/25/2036	174,935
634,364	Series 2007-13-6A1, 6.000%, 10/25/2037	448,308
	Morgan Stanley Reremic Trust
250,000	Series 2010-GG10-A4B, 5.983%, 08/15/2014 (a)	271,628
1,373,770	Series 2010-R9-3C, 8.196%, 11/26/2036 (a)	982,246
150,000	Series 2009-GG10-A4B, 5.983%, 08/12/2045 (a)	162,977
	Residential Accredit Loans, Inc.
1,617,620	Series 2006-QS2-1A4, 5.500%, 02/25/2036	1,172,445
1,940,408	Series 2006-QS7-A3, 6.000%, 06/25/2036	1,438,581
723,635	Series 2006-QS10-A9, 6.500%, 08/25/2036	548,459
2,001,016	Series 2006-QS14-A18, 6.250%, 11/25/2036	1,460,090
1,728,023	Series 2006-QS17-A5, 6.000%, 12/25/2036	1,271,759
1,971,579	Series 2007-QS1-2A10, 6.000%, 01/25/2037	1,501,763
2,842,889	Series 2007-QS3-A1, 6.500%, 02/25/2037	2,127,947
1,526,956	Series 2007-QS8-A8, 6.000%, 06/25/2037	1,140,511
	Residential Asset Securitizatiion Trust
499,844	Series 2005-A8CB-A9, 5.375%, 07/25/2035	418,109
891,476	Series 2006-A8-1A1, 6.000%, 08/25/2036	696,101
2,524,470	Series 2007-A2-1A2, 6.000%, 04/25/2037	2,194,009
1,619,451	Series 2007-A5-2A5, 6.000%, 05/25/2037	1,449,739
225,452	Series 2006-A2-A11, 6.000%, 01/25/2046	172,804
	Residential Funding Mortgage Securities I
46,916	Series 2006-S1-1A3, 5.750%, 01/25/2036	47,075
	Structured Adjustable Rate Mortgate Loan Trust
1,037,051	Series 2005-15-1A1, 2.747%, 07/25/2035	747,055
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,582,779	Series 2005-1-5A1, 6.000%, 03/25/2035	1,548,640
276,104	Series 2006-2-1A9, 6.000%, 03/25/2036	230,403
857,510	Series 2006-8-A6, 5.768%, 10/25/2036	586,046
	Wells Fargo Alternative Loan Trust
887,722	Series 2007-PA2-3A1, 0.567%, 06/25/2037	451,673
1,307,751	Series 2007-PA2-3A2, 6.434%, 06/25/2037	332,429
	Wells Fargo Mortgage Backed Securities Trust
131,767	Series 2005-AR16-2A1, 2.651%, 02/25/2034	130,776
98,408	Series 2005-11-2A3, 5.500%, 11/25/2035	104,597
993,845	Series 2005-12-1A5, 5.500%, 11/25/2035	1,008,870
158,483	Series 2005-17-1A1, 5.500%, 01/25/2036	165,044
2,456,158	Series 2006-AR2-2A5, 2.617%, 03/25/2036	2,238,147
741,263	Series 2006-AR19-A1, 5.403%, 12/25/2036	733,790

TOTAL MORTGAGE BACKED SECURITIES
	(cost $82,382,490)	92,288,625

Contracts		Value
PURCHASED OPTIONS: 0.1%
COMMON STOCKS: 0.1%
	Aetna, Inc. Put Option
20	Expiration Date: November 2012,
	Exercise Price $37.00	$1,530
3	Expiration Date: November 2012,
	Exercise Price $38.00	345
	Chicago Bridge & Iron Company N.V. Call Option
50	Expiration Date: October 2012,
	Exercise Price $36.00	12,750
11	Expiration Date: October 2012,
	Exercise Price $37.00	1,925
	iShares MSCI Brazil Index Call Option
272	Expiration Date: December 2012,
	Exercise Price $57.00	36,176
	J.C. Penney Co., Inc. Put Option
312	Expiration Date: February 2013,
	Exercise Price $23.00	77,688
	Shaw Group, Inc. Put Option
166	Expiration Date: January 2013,
	Exercise Price $35.00	8,798
	SPDR S&P 500 ETF Trust Put Option
89	Expiration Date: October 2012,
	Exercise Price $137.00	3,115
489	Expiration Date: October 2012,
	Exercise Price $138.00	20,538
83	Expiration Date: October 2012,
	Exercise Price $139.00	4,316
99	Expiration Date: October 2012,
	Exercise Price $140.00	6,435
	Vulcan Materials Co. Call Option
186	Expiration Date: January 2013,
	Exercise Price $48.00	63,240

Principal Amount		Value
CURRENCY: 0.0%
	USD CALL / AUD Put Option
$5,200,000	Exercise Price: $13.97,
	Expiration Date: February 2013	$44,065

TOTAL PURCHASED OPTIONS
	(cost $501,249)	280,921

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 18.5%
TREASURY BILLS: 0.6%
	Canadian Treasury Bill
$1,365,000 (CAD)	0.010%, 12/20/2012	$1,384,479
	United States Treasury Bills
800,000	0.010%, 03/21/2013	799,502

TOTAL TREASURY BILLS
	(cost $2,171,876)	2,183,981

	REPURCHASE AGREEMENTS: 17.9%
$65,068,000	FICC, 0.010%, 09/28/2012, due 10/01/2012 [collateral: par value $66,365,000,
	U.S. Treasury Notes, 0.250%, due 06/30/2014; Federal Home Loan Bank, 0.350%, 07/17/2013;
	value $66,373,738] (proceeds $65,068,000)	$65,068,000

	TOTAL REPURCHASE AGREEMENTS
	(cost $65,068,000)	65,068,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $67,239,876)	67,251,981

	TOTAL INVESTMENTS IN SECURITIES
	(cost $350,293,839): 101.3%	367,232,813

	Liabilities in Exess of Other Assets: (1.3%)	(4,502,813)

	Net Assets: 100.0%	$362,730,000

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933
	and may be sold in transactions exempt from registration only to qualified institutional
	buyers or in a public offering registered under the securities Act of 1933
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
#	These securities are illiquid at September 30, 2012, at which time the aggregate value of
	illquid securities is $1,897,942 or 0.5% of net assets.
(1)	This bank loan is unsettled as of September 30, 2012, therefore, no rate or maturity date is available.
(2)	Floating interest rate.

	The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments		$350,293,839
	Gross unrealized appreciation	20,621,436
	Gross unrealized depreciation	(3,682,462)
	Net unrealized appreciation	$16,938,974

Litman Gregory Masters Alternative Strategies Fund

Shares		Value
COMMON STOCKS
16,100	Aetna, Inc.	$637,560
88,493	APA Group	435,711
247,081	B2Gold Corp. *	989,580
800	Baytex Energy Corp.	37,993
36,714	Berkshire Hills Bancorp, Inc.	840,016
2,461	Calfrac Well Services Ltd.	59,189
1,100	Crescent Point Energy Corp.	48,674
27,064	Eaton Corp.	1,279,044
7,100	Encana Corp.	155,632
18,900	EXCO Resources, Inc.	151,389
34,180	FirstMerit Corp.	503,471
1,958	Halliburton Co.	65,965
1,800	Lam Research Corp. *	57,213
8,769	M&T Bank Corp.	834,458
571,601	Nippon Steel & Sumitomo Metal Corp.	1,173,719
94,400	Nissan Motor Co. Ltd.	805,647
118,530	NRG Energy, Inc.	2,535,356
2,400	Pitney Bowes, Inc.	33,168
25,000	Quicksilver Resources, Inc. *	102,250
7,475	Realty Income Corp.	305,653
20,702	SCBT Financial Corp.	833,877
44,141	Sunrise Senior Living, Inc.*	629,892
26,931	Symantec Corp. *	484,758
6,741	Trican Well Service Ltd.	87,642
4,164	Verint Systems, Inc. *	114,260
7,111	Volvo AB	99,719
TOTAL COMMON STOCKS
	(Proceeds $13,425,375)	13,301,836

EXCHANGE TRADED FUNDS
3,049	Energy Select Sector SPDR Fund	224,041
23,584	iShares S&P/TSX Capped Energy Fund	390,769
15,171	SPDR S&P 500 ETF Trust	2,183,562

TOTAL EXCHANGE TRADED FUNDS
	(Proceeds $2,839,285)	2,798,372

TOTAL SECURITIES SOLD SHORT
	(Proceeds $16,264,660)	$16,100,208

*	Non-Income Producing Security

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2012 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10YR U.S. Treasury Note Futures	(37)	($4,938,922)	12/2012	($25,794)
30YR U.S. Treasury Bond Futures	(10)	(1,493,750)	12/2012	4,591
Euro Oat Futures	(9)	(1,205,550)	12/2012	(9,137)
Euro Stoxx 50 Index Futures	(14)	(343,700)	12/2012	16,776
S&P 500 E Mini Index Futures	(18)	(1,290,780)	12/2012	22,277
	(88)	(9,272,702)	-	8,713

	Litman Gregory Masters Alternative Strategies Fund
	SCHEDULE OF OPTIONS WRITTEN at September 30, 2012 (Unaudited)

Contracts		Value
	Aetna, Inc. Call Option
19	Expiration: November 2012, Exercise Price: $41.00	$1,843
3	Expiration: November 2012, Exercise Price: $42.00	201
	Ariba, Inc. Call Option
1	Expiration: November 2012, Exercise Price: $45.00	5
	Avon Products, Inc. Call Option
73	Expiration: October 2012, Exercise Price: $16.00	4,015
	Chicago Bridge & Iron Co. Put Option
5	Expiration: October 2012, Exercise Price: $35.00	100
8	Expiration: October 2012, Exercise Price: $36.00	280
8	Expiration: October 2012, Exercise Price: $37.00	520
7	Expiration: October 2012, Exercise Price: $38.00	735
2	Expiration: October 2012, Exercise Price: $39.00	320
11	Expiration: October 2012, Exercise Price: $41.00	3,465
	Dollar Thrifty Automotive Group Call Option
1	Expiration: October 2012, Exercise Price: $87.50	10
	FirstMerit Corp. Call Option
82	Expiration: October 2012, Exercise Price: $15.00	1,230
94	Expiration: December 2012, Exercise Price: $15.00	4,700
	FirstMerit Corp. Put Option
53	Expiration: October 2012, Exercise Price: $15.00	2,120
80	Expiration: December 2012, Exercise Price: $15.00	6,400
	iShares MSCI Brazil Index Call Option
272	Expiration: December 2012, Exercise Price: $62.00	7,616
	J.C. Penney Co., Inc. Put Option
312	Expiration: February 2013, Exercise Price: $18.00	26,052
	Lam Research Corp. Call Option
2	Expiration: October 2012, Exercise Price: $34.00	50
2	Expiration: October 2012, Exercise Price: $35.00	15
	M&T Bank Corp. Call Option
8	Expiration: October 2012, Exercise Price: $90.00	4,400
	Martin Marietta Materials, Inc. Call Option
130	Expiration: October 2012, Exercise Price: $90.00	6,500
	Medicis Pharmaceutical Corp. Call Option
270	Expiration: October 2012, Exercise Price: $44.00	1,350
	Medicis Pharmaceutical Corp. Put Option
44	Expiration: October 2012, Exercise Price: $43.00	220
	NRG Energy, Inc. Call Option
16	Expiration: October 2012, Exercise Price: $22.00	432
	Pep Boys - Manny, Moe & Jack (The) Call Option
28	Expiration: October 2012, Exercise Price: $10.00	1,050
	Robbins & Myers, Inc. Call Option
120	Expiration: October 2012, Exercise Price: $60.00	1,200
	Robbins & Myers, Inc. Put Option
120	Expiration: October 2012, Exercise Price: $55.00	600
	Shaw Group, Inc. Call Option
10	Expiration: October 2012, Exercise Price: $41.00	2,350
36	Expiration: October 2012, Exercise Price: $42.00	6,300
25	Expiration: October 2012, Exercise Price: $43.00	2,375
117	Expiration: January 2013, Exercise Price: $43.00	23,985
4	Expiration: January 2013, Exercise Price: $44.00	500
	Shaw Group, Inc. Put Option
20	Expiration: October 2012, Exercise Price: $42.00	300
19	Expiration: October 2012, Exercise Price: $43.00	665

5	Expiration: January 2013, Exercise Price: $27.00	125
	Sunoco, Inc. Call Option
15	Expiration: October 2012, Exercise Price: $47.00	375
	Sunrise Senior Living, Inc. Call Option
21	Expiration: October 2012, Exercise Price: $15.00	210
	Superior Energy Services, Inc. Call Option
9	Expiration: October 2012, Exercise Price: $22.50	180

	Total Options Written (Premiums received $158,263)	$112,794

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SWAPS at September 30, 2012 (Unaudited)

Description	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Credit Default Swaps
AES Corporation	6/20/2017	Citigroup Global Markets	600,000	40,708	47,395	–	(6,687)
(Sell Protection)
Alcatel-Lucent USA, Inc.	6/20/2017	Citigroup Global Markets	400,000	(99,235)	(70,222)	–	(29,013)
(Sell Protection)
Avon Products Inc.	9/20/2017	Credit Suisse Securities LLC	200,000	346	(8,139)	8,485	–
(Sell Protection)
Avon Products Inc.	9/20/2017	Credit Suisse Securities LLC	200,000	346	(8,139)	8,485	–
(Sell Protection)
Bank of America Corp.	6/20/2017	Citigroup Global Markets	625,000	(18,394)	(48,478)	30,084	–
(Sell Protection)
Bank of Scoland Plc	6/20/2017	BOA	(600,000)	5,022	30,443	–	(25,421)
(Buy Protection)
Boston Scientific Corp.	9/20/2017	Deutsche Bank Securities, Inc.	(750,000)	2,148	11,732	–	(9,584)
(Buy Protection)
Boston Scientific Corp.	6/20/2017	BOA	(600,000)	184	5,070	–	(4,886)
(Buy Protection)
BNP Paribas	6/20/2017	Citigroup Global Markets	(475,000)	19,795	49,158	12,919	(42,282)
(Buy Protection)
Burlington North Santa Fe	9/20/2017	Credit Suisse Securities LLC	(1,325,000)	(55,023)	(54,023)	–	(1,000)
(Buy Protection)
Burlington North Santa Fe	9/20/2017	Credit Suisse Securities LLC	(575,000)	(23,878)	(23,389)	–	(489)
(Buy Protection)
Burlington North Santa Fe	9/20/2017	Deutsche Bank Securities, Inc.	500,000	(20,764)	(20,500)	–	(264)
(Buy Protection)
Campbell Soup Co.	6/20/2017	BOA	(600,000)	(14,888)	(12,856)	–	(2,032)
(Buy Protection)
Carnival Corp.	6/20/2017	BOA	(700,000)	(1,471)	17,248	–	(18,719)
(Buy Protection)
CDX.18.HY.500 06/20/2017	6/20/2017	Credit Suisse Securities LLC	(742,500)	(4,642)	32,691	–	(37,333)
(Buy Protection)
CDX.18.HY.500 06/20/2017	6/20/2017	Credit Suisse Securities LLC	(1,881,000)	(11,759)	82,816	–	(94,575)
(Buy Protection)
CDX.18.HY.500 06/20/2017	6/20/2017	BOA	(717,750)	(4,487)	31,302		(35,789)
(Buy Protection)
CDX.16.EM 500 12/20/2016	3/20/2017	BOA	(500,000)	9,193	34,166	–	(24,973)
(Buy Protection)
CDX.18.HY.500 06/20/2017	6/20/2017	BOA	(693,000)	(4,332)	43,505	–	(47,837)
(Buy Protection)
Chesapeake Energy Corp.	6/20/2017	BOA	350,000	(9,160)	(25,569)	16,409	–
(Sell Protection)
Chesapeake Energy Corp.	6/20/2017	BOA	400,000	(10,468)	(19,889)	9,421	–
(Sell Protection)
Chesapeake Energy Corp.	6/20/2017	Citigroup Global Markets	550,000	(14,394)	(55,153)	40,759	–
(Sell Protection)
Clear Channel Communications	9/20/2014	Credit Suisse Securities LLC	400,000	(43,930)	(60,111)	16,181	–
(Sell Protection)
CMS Energy Co.	6/20/2017	Citigroup Global Markets	600,000	(6,659)	(21,284)	14,625	–
(Sell Protection)
Dell, Inc.	9/20/2017	BOA	(750,000)	48,082	53,713	–	(5,631)
(Buy Protection)
Dillard's, Inc.	9/20/2017	Credit Suisse Securities LLC	(450,000)	(50,148)	(41,996)	–	(8,182)
(Buy Protection)
Dillard's, Inc.	9/20/2017	Credit Suisse Securities LLC	(250,000)	(27,860)	(24,522)	–	(3,338)
(Buy Protection)
Deutsche Bank AG	6/20/2017	BOA	(550,000)	16,028	29,778	1,292	(15,042)
(Buy Protection)
D.R. Horton, Inc.	6/20/2017	Citigroup Global Markets	(60,000)	12,626	28,414	–	(15,788)
(Buy Protection)
Federal Republic of Germany	9/20/2017	Citigroup Global Markets	(700,000)	8,700	27,150	–	(18,450)
(Buy Protection)
Ford Motor Company	9/20/2017	BOA	750,000	88,577	68,238	20,339	–
(Sell Protection)
Garnet Co., Inc.	9/20/2017	Credit Suisse Securities LLC	(750,000)	(91,689)	(74,917)	–	(16,772)

(Buy Protection)
Credit Default Swaps (Continued)
Georgia-Pacific LLC	6/20/2017	BOA	600,000	(1,817)	(10,270)	8,453	–
(Sell Protection)
Hewlett-Packard Co.	6/20/2017	BOA	700,000	(50,202)	(29,360)	–	(20,842)
(Sell Protection)
Hewlett-Packard Co.	9/20/2017	BOA	750,000	(57,963)	(63,300)	5,337	–
(Sell Protection)
ITRX EUR Series 18 100 12/20/2017	12/20/2017	BOA	(700,000)	16,073	15,525	6,159	(5,611)
(Buy Protection)
ITRX EUR Series 18 100 12/20/2017	12/20/2017	BOA	(1,250,000)	28,702	32,233	–	(3,531)
(Buy Protection)
Macy's, Inc.	3/20/2017	BOA	(1,000,000)	1,394	(369)	1,763	–
(Buy Protection)
MGM Resorts International	9/20/2017	Credit Suisse Securities LLC	375,000	(19,002)	(48,854)	29,852
(Sell Protection)
MGM Resorts International	3/20/2017	BOA	550,000	(17,059)	(36,132)	19,073	–
(Sell Protection)
National Australia Bank	12/20/2017	Credit Suisse Securities LLC	(850,000)	18,847	18,398	449	–
(Buy Protection)
New York Times Co.	6/20/2017	Citigroup Global Markets	(600,000)	37,972	52,087	–	(14,115)
(Buy Protection)
Newmnot Mining Corp.	6/20/2017	BOA	600,000	(7,006)	(7,969)	963	–
(Sell Protection)
Nokia Corp.	9/20/2017	Credit Suisse Securities LLC	300,000	(57,710)	(77,423)	37,713	(18,000)
(Sell Protection)
NRG Energy, Inc.	6/20/2017	Citigroup Global Markets & BOA	(700,000)	(34,557)	49,292	–	(83,849)
(Buy Protection)
Republic of Poland	9/20/2017	Citigroup Global Markets	(1,600,000)	11,317	44,913	–	(33,596)
(Buy Protection)
Republic of South Africa	6/20/2017	BOA	(1,400,000)	23,695	63,338	–	(39,643)
(Buy Protection)
Republic of South Africa	9/20/2017	Citigroup Global Markets	(750,000)	15,491	21,597	–	(6,106)
(Buy Protection)
Republic of Turkey	6/20/2017	BOA	(700,000)	15,697	49,265	–	(33,568)
(Buy Protection)
Republic of Turkey	9/20/2017	Credit Suisse Securities LLC	(600,000)	15,845	42,950	–	(27,105)
(Buy Protection)
Republic of Turkey	3/20/2017	BOA	(500,000)	9,193	28,764	–	(19,571)
(Buy Protection)
Sprint Nextel Corp.	9/20/2017	Credit Suisse Securities LLC	(375,000)	(6,801)	9,583	–	(16,384)
(Buy Protection)
Sprint Nextel Corp.	6/20/2015	BOA	(200,000)	(14,355)	8,555	–	(22,910)
(Buy Protection)
Stanley Black & Decker	9/20/2017	BOA	(700,000)	(6,916)	(5,882)	–	(1,034)
(Buy Protection)
SuperValue, Inc.	9/20/2017	Citigroup Global Markets	175,000	(40,887)	(35,972)	–	(4,915)
(Sell Protection)
SuperValue, Inc.	12/20/2017	Citigroup Global Markets	1,225,000	(298,743)	(245,681)	–	(53,062)
(Sell Protection)
SuperValue, Inc.	9/20/2017	Credit Suisse Securities LLC	125,000	(29,205)	(26,944)	–	(2,261)
(Sell Protection)
Tesoro Corp.	9/20/2017	Credit Suisse Securities LLC	(400,000)	(57,532)	(50,742)	–	(6,790)
(Buy Protection)
Tesoro Corp.	9/20/2017	Credit Suisse Securities LLC	(375,000)	(53,936)	(40,115)	–	(13,821)
(Buy Protection)
Tesoro Corp.	9/20/2017	Citigroup Global Markets	(750,000)	(107,873)	(69,341)	–	(38,532)
(Buy Protection)
Textron Financial Corp.	3/20/2017	BOA	(725,000)	(21,117)	(22,351)	1,234	–
(Buy Protection)
The Clorox Co.	6/20/2017	BOA	(600,000)	(12,686)	(9,197)	–	(3,489)
(Buy Protection)
Time Warner Cable, Inc.	6/20/2017	BOA	600,000	(2,797)	(8,834)	6,037	–
(Sell Protection)
Toll Brothers, Inc.	6/20/2017	Citigroup Global Markets	(600,000)	1,960	19,615	–	(17,655)
(Buy Protection)
Westpac Banking Corp.	9/20/2017	Credit Suisse Securities LLC	(440,000)	7,753	11,492	–	(3,739)
(Buy Protection)
Westvaco Corp.	9/20/2017	Credit Suisse Securities LLC	(750,000)	2,098	9,872	–	(7,774)
(Buy Protection)

Total Return Swaps
CFAO (EUR)	1/16/2013	UBS	222,460	(237)	–	–	(237)

Consolidated Media Holdings (AUD)	1/16/2013	UBS	83,882	(1,464)	–	–	(1,464)

Flinders Mines Ltd. (AUD)	1/16/2013	UBS	142,329	(7,824)	–	–	(7,824)

Gloucester Coal Ltd. (AUD)	1/16/2013	UBS	1,064,469	–	–	–	–

Yancoal Australia Ltd. (AUD)	1/16/2013	UBS	457,249	119	–	119	–

Yancoal Australia Ltd. (AUD)	1/16/2013	UBS	925,060	(10,846)	–	–	(10,846)

				(973,805)	(287,625)	296,151	(982,361)

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates ofmarket values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricingmodels. The pricing models use inputs that are observed from actively quotedmarkets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2012. These assets are measured on a recurring basis.

Alternative Strategies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description					Total
Equity
Common Stock	$110,925,103	$-	$-		$110,925,103
Depository Receipts	$1,785,550	$-	$-		$1,785,550
Preferred Stock	$2,032,695	$-	$-		$2,032,695
Limited Partnerships	$583,478	$-	$-		$583,478
Total Equity	$115,326,826	$-	$-		$115,326,826
Short-Term Investments
Government Issues	$1,384,479	$799,502	$-		$2,183,981
Repurchase Agreements	$-	$65,068,000	$-		$65,068,000
Total Short-Term Investments	$1,384,479	$65,867,502	$-		$67,251,981
Fixed Income
Asset Backed Securities	$-	$9,291,060	$1,897,942	(2)	$11,189,002
Bank Loan	$-	$7,409,925	$167,900	(2)	$7,577,825
Convertible Bonds	$-	$7,326,410	$-		$7,326,410
Corporate Bonds	$-	$59,592,872	$-		$59,592,872
Government Securities & Agency Issues	$-	$6,398,351	$-		$6,398,351
Mortgage Backed Securities	$-	$92,288,625	$-		$92,288,625
Total Fixed Income	$-	$182,307,243	$2,065,842	**	$184,373,085
Purchased Options	$280,921		$-		$280,921
Total Investments in Securities	$116,992,226	$248,174,745	$2,065,842	**	$367,232,813
Other Financial instruments*
Forwards & Spot Contracts	$4,496	$-	$-		$4,496
Futures	$10,896	$-	$-		$10,896
Short Sales	$(16,100,208)	$-	$-		$(16,100,208)
Swaps - Total Return	$-	$(20,252)	$-		$(20,252)
Swaps - Credit Default	$-	$(953,553)	$-		$(953,553)
Written Options	$(112,794)	$-	$-		$(112,794)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.
** Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1) This security was not priced by a pricing service. The Advisor valued the security based upon information provided by the company regarding a pending merger and conversion value of shares.
(2) These securities were priced by a pricing service; however, the Advisor/Sub-Advisor do not believe the prices provided by the pricing service accurately reflect the current fair value of these securities.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of September 30, 2012.

The following is a reconciliation of investments in which significant unobservable inputs (Level 2) were used in determining fair value for the Alternative Strategies Fund:

	Balance as of December 31, 2011	Purchase	Realized Gain (Loss)	Amortization	Change in unrealized appreciation (depreciation)	Sales	Transfers into Level 2*	Transfers out of Level 2*	Balance as of September 30, 2012

Description
Fixed Income
Mortgage Backed Securities	$ 39,027,594	$ 52,579,147	$ (2,033,346)	$ (1,460,192)	$ 9,244,181	$ (8,458,347)	$ 3,449,588	$ -	$ 92,288,625
Total Fixed Income	$ 39,027,594	$ 52,579,147	$ (2,033,346)	$ (1,460,192)	$ 9,244,181	$ (8,458,347)	$ 3,449,588	$ -	$ 92,348,625

* The amount of transfers in are reflected at the securities' fair value on the date of transfer.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Alternative Strategies Fund:

	Balance as of December 31, 2011	Purchase	Realized Gain (Loss)	Amortization	Change in unrealized appreciation (depreciation)	Sales	Transfers into Level 3*	Transfers out of Level 3*	Balance as of September 30, 2012

Description
Equity
Common Stock	$ 463,707	$ -	$ 26,349	$ -	$ (21,505)	$ (468,551)	$ -	$ -	$ -
Total Equity	$ 463,707	$ -	$ 26,349	$ -	$ (21,505)	$ (468,551)	$ -	$ -	$ -
Fixed Income
Asset Backed Securities	$ 299,653	$ 1,800,484	$ 99,094	$ 3,088	$ 684	$ (305,061)	$ -	$ -	$ 1,897,942
Bank Loan	$ -	$ 167,900	$ -	$ -	$ -	$ -	$ -	$ -	$ 167,900
Convertible Bonds	$ 337,750	$ -	$ 718	$ -	$ 1,098	$ (339,566)	$ -	$ -	$ -
Mortgage Backed Securities	$ 3,449,588	$ -	$ -	$ -	$ -	$ -	$ -	$ (3,449,588)	$ -
Total Fixed Income	$ 4,086,991	$ 1,968,384	$ 99,812	$ 3,088	$ 1,782	$ (644,627)	$ -	$ (3,449,588)	$ 2,065,842
Total Investments in Securities	$ 4,550,698	$ 1,968,384	$ 126,161	$ 3,088	$ (19,723)	$ (1,113,178)	$ -	$ (3,449,588)	$ 2,065,842

* The amount of transfers in are reflected at the securities' fair value on the date of transfer.

The following table summarizes the quantitative inputs and assumptions used for items categorized as transfers into and out of Level 2 of the fair value hierarchy as well as items categorized as Level 3, transfers into Level 3, and transfers out of Level 3 of the fair value hierarchy as of September 30, 2012.

	Fair Value at September 30, 2012	Valuation Techniques	Unobservable Inputs	Ranges

Financial Assets
Asset Backed Securities	$ 1,897,942	Discounted Cash Flows	Constant Default Rate	30%-45%
			Loss Severity	45%-55%
			Constant Prepayment Rate	0%

Bank Loans	167,900	Single Broker Quote	Price (Bid/Ask)	100-101

Litman Gregory Masters Alternative Strategies Fund

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities demoninated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At September 30, 2012, the Funds had the following forward contracts outstanding:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	September 30, 2012	Fund Delivering	September 30, 2012	Appreciation	Depreciation
10/4/2012	640,000	Euro Currency	$800,250	U.S. Dollar	$822,864	$-	$(22,614)
10/4/2012	345,000	Euro Currency	435,969	U.S. Dollar	443,575	-	(7,606)
10/4/2012	605,000	Euro Currency	773,947	U.S. Dollar	777,864	-	(3,917)
10/9/2012	207,000	Euro Currency	260,117	U.S. Dollar	266,158	-	(6,041)
10/9/2012	8,250,000	Mexican Peso	624,220	U.S. Dollar	640,834	-	(16,614)
10/9/2012	10,750,000	Mexican Peso	831,303	U.S. Dollar	835,025	-	(3,722)
10/9/2012	10,200,000	Mexican Peso	790,648	U.S. Dollar	792,303	-	(1,655)
10/9/2012	25,000,000	U.S. Dollar	800,036	New Russian Ruble	770,416	29,620	-
10/9/2012	27,000,000	U.S. Dollar	864,039	New Russian Ruble	847,059	16,980	-
10/9/2012	26,000,000	New Russian Ruble	829,875	U.S. Dollar	832,037	-	(2,162)
10/10/2012	135,000	U.S. Dollar	173,583	Euro Currency	174,824	-	(1,241)
10/10/2012	135,000	Euro Currency	170,333	U.S. Dollar	173,583	-	(3,250)
10/11/2012	558,000	Euro Currency	705,078	U.S. Dollar	717,484	-	(12,406)
10/12/2012	6,700,000	U.S. Dollar	806,965	South African Rand	815,383	-	(8,418)
10/12/2012	6,700,000	South African Rand	808,173	U.S. Dollar	806,964	1,209	-
10/15/2012	335,000	U.S. Dollar	164,907	Brazilian Real	164,571	336	-
10/15/2012	490,000	U.S. Dollar	241,208	Brazilian Real	241,677	-	(469)
10/18/2012	1,675,000	Japanese Yen	824,223	Brazilian Real	830,256	-	(6,033)
10/18/2012	165,000	Euro Currency	216,345	U.S. Dollar	212,174	4,171	-
10/18/2012	4,000,000,000	U.S. Dollar	417,152	Indonesian Rupiah	422,610	-	(5,458)
10/18/2012	4,000,000,000	Indonesian Rupiah	415,584	U.S. Dollar	417,151	-	(1,567)
10/18/2012	64,973,250	Japanese Yen	830,256	Brazilian Real	833,955	-	(3,699)
10/18/2012	463,000,000	U.S. Dollar	416,287	South Korean Won	414,503	1,784	-
10/18/2012	463,000,000	South Korean Won	411,830	U.S. Dollar	416,287	-	(4,457)
10/22/2012	815,000	Canadian Dollar	832,253	U.S. Dollar	828,098	4,155	-
10/22/2012	501,000	Euro Currency	654,246	U.S. Dollar	644,262	9,984	-
10/26/2012	335,000	Euro Currency	433,273	U.S. Dollar	430,811	2,462	-
10/26/2012	320,000	Euro Currency	411,517	U.S. Dollar	411,520	-	(3)
10/29/2012	405,000,000	U.S. Dollar	224,074	Colombian Peso	224,501	-	(427)
10/29/2012	405,000,000	Colombian Peso	222,009	U.S. Dollar	224,074	-	(2,065)
10/29/2012	181,000	Euro Currency	234,103	U.S. Dollar	232,773	1,330	-
10/30/2012	1,300,000	Euro Currency	1,671,839	U.S. Dollar	1,671,869	-	(30)
11/2/2012	1,270,000,000	U.S. Dollar	702,278	Colombian Peso	703,601	-	(1,323)
11/2/2012	1,270,000,000	Colombian Peso	698,474	U.S. Dollar	702,278	-	(3,804)
11/5/2012	1,400,000	U.S. Dollar	687,336	Brazilian Real	705,467	-	(18,131)
11/5/2012	200,000	U.S. Dollar	98,191	Brazilian Real	97,704	487	-
11/5/2012	1,600,000	Brazilian Real	763,359	U.S. Dollar	785,527	-	(22,168)
11/6/2012	1,265,000,000	U.S. Dollar	699,183	Colombian Peso	700,404	-	(1,221)
11/6/2012	1,265,000,000	Colombian Peso	698,856	U.S. Dollar	699,183	-	(327)
11/9/2012	100,000	Swiss Franc	103,574	U.S. Dollar	106,455	-	(2,881)
12/4/2012	195,000	Pound Sterling	308,229	U.S. Dollar	314,515	-	(6,286)
12/10/2012	310,000	Euro Currency	391,025	U.S. Dollar	398,855	-	(7,830)
12/14/2012	44,000	U.S. Dollar	45,422	Australian Dollar	45,971	-	(549)
12/14/2012	28,000	U.S. Dollar	28,905	Australian Dollar	29,115	-	(210)
12/14/2012	3,144,200	Australian Dollar	3,252,612	U.S. Dollar	3,245,838	6,774	-
12/14/2012	20,000	Australian Dollar	20,710	U.S. Dollar	20,646	64	-
12/14/2012	32,000	Australian Dollar	33,183	U.S. Dollar	33,034	149	-
12/14/2012	80,000	Australian Dollar	83,833	U.S. Dollar	82,586	1,247	-
12/14/2012	10,000	Australian Dollar	10,402	U.S. Dollar	10,323	79	-
12/14/2012	30,000	Australian Dollar	31,022	U.S. Dollar	30,970	52	-
12/14/2012	2,000	Australian Dollar	2,068	U.S. Dollar	2,065	3	-
12/14/2012	30,000	Australian Dollar	31,140	U.S. Dollar	30,970	170	-
12/14/2012	20,000	Australian Dollar	20,666	U.S. Dollar	20,647	19	-
12/14/2012	1,639,320	U.S. Dollar	800,677	Brazilian Real	802,408	-	(1,731)
12/14/2012	1,639,320	Brazilian Real	801,153	U.S. Dollar	800,677	476	-
12/14/2012	45,000	U.S. Dollar	45,669	Canadian Dollar	46,154	-	(485)
12/14/2012	55,000	U.S. Dollar	55,817	Canadian Dollar	56,122	-	(305)
12/14/2012	120,000	U.S. Dollar	121,783	Canadian Dollar	122,629	-	(846)
12/14/2012	25,000	U.S. Dollar	25,371	Canadian Dollar	25,363	8	-
12/14/2012	8,559,000	Canadian Dollar	8,783,200	U.S. Dollar	8,686,163	97,037	-
12/14/2012	23,000	Canadian Dollar	23,597	U.S. Dollar	23,342	255	-
12/14/2012	45,000	Canadian Dollar	46,047	U.S. Dollar	45,668	379	-
12/14/2012	140,000	Canadian Dollar	143,969	U.S. Dollar	142,080	1,889	-
12/14/2012	230,000	Canadian Dollar	236,531	U.S. Dollar	233,417	3,114	-
12/14/2012	120,000	Canadian Dollar	122,833	U.S. Dollar	121,783	1,050	-
12/14/2012	130,000	Canadian Dollar	132,982	U.S. Dollar	131,931	1,051	-
12/14/2012	40,000	Canadian Dollar	40,773	U.S. Dollar	40,594	179	-
12/14/2012	100,000	Canadian Dollar	101,977	U.S. Dollar	101,486	491	-
12/14/2012	20,000	U.S. Dollar	25,734	Euro Currency	25,816	-	(82)
12/14/2012	26,000	U.S. Dollar	33,454	Euro Currency	33,704	-	(250)
12/14/2012	85,000	U.S. Dollar	109,369	Euro Currency	110,575	-	(1,206)
12/14/2012	13,000	U.S. Dollar	16,727	Euro Currency	16,741	-	(14)
12/14/2012	2,007,000	Euro Currency	2,580,876	U.S. Dollar	2,582,395	-	(1,519)
12/14/2012	710,000	Euro Currency	918,181	U.S. Dollar	913,553	4,628	-
12/14/2012	185,000	Euro Currency	239,665	U.S. Dollar	238,038	1,627	-
12/14/2012	57,000	Euro Currency	73,374	U.S. Dollar	73,342	32	-
12/14/2012	97,000	Euro Currency	125,143	U.S. Dollar	124,809	334	-
12/14/2012	165,000	U.S. Dollar	2,119	Japanese Yen	2,122	-	(3)
12/14/2012	1,100,000	U.S. Dollar	14,126	Japanese Yen	14,054	72	-
12/14/2012	1,080,000	U.S. Dollar	13,870	Japanese Yen	13,882	-	(12)
12/14/2012	1,230,000	U.S. Dollar	15,796	Japanese Yen	15,855	-	(59)
12/14/2012	14,555,000	Japanese Yen	187,207	U.S. Dollar	186,919	288	-
12/14/2012	270,000	Japanese Yen	3,468	U.S. Dollar	3,467	1	-
12/14/2012	880,000	Japanese Yen	11,192	U.S. Dollar	11,301	-	(109)
12/14/2012	1,300,000	Japanese Yen	16,611	U.S. Dollar	16,695	-	(84)
12/14/2012	900,000	Japanese Yen	11,526	U.S. Dollar	11,558	-	(32)
12/14/2012	1,100,000	Japanese Yen	14,151	U.S. Dollar	14,127	24	-
12/14/2012	180,000	Japanese Yen	2,306	U.S. Dollar	2,311	-	(5)
12/14/2012	119,000	U.S. Dollar	97,035	Singapore Dollar	97,076	-	(41)
12/14/2012	500,000	U.S. Dollar	407,710	Singapore Dollar	407,992	-	(282)
12/14/2012	613,000	Singapore Dollar	498,706	U.S. Dollar	499,852	-	(1,146)
12/14/2012	5,000	Singapore Dollar	4,084	U.S. Dollar	4,077	7	-
12/14/2012	111,000	Singapore Dollar	90,570	U.S. Dollar	90,512	58	-
12/14/2012	35,000	Singapore Dollar	28,598	U.S. Dollar	28,540	58	-

			$44,030,087		$44,022,749	194,133	$(186,795)

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Litman Gregory Funds Trust

By (Signature and Title) /s/ Kenneth E. Gregory
                                            Kenneth E. Gregory, President and Principal Executive Officer

Date       11/21/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kenneth E. Gregory
                                           Kenneth E. Gregory, President and Principal Executive Officer

Date      11/21/2012

By (Signature and Title) /s/ John Coughlan
                                           John Coughlan, Treasurer and Principal Financial Officer

Date     11/21/2012